UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Semi-annual report for the six months ended April 30, 2020

Invest in portfolios
designed to pursue
real-life objectives

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2020. The expense ratios are restated to reflect current fees.

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	–14.83%	2.60%	7.48%	0.83%
American Funds Growth PortfolioSM	–14.20	3.59	8.79	0.76
American Funds Growth and Income PortfolioSM	–11.70	2.84	6.91	0.66
American Funds Moderate Growth and Income PortfolioSM	–9.58	2.75	6.40	0.70
American Funds Conservative Growth and Income PortfolioSM	–10.68	1.73	4.63	0.61

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Aware Conservative Growth and Income PortfolioSM (formerly American Funds Tax-Advantaged Growth and Income PortfolioSM)	–7.36	3.08	6.00	0.67

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	2.71	1.35	1.25	0.68
American Funds Tax-Exempt Preservation PortfolioSM	–0.27	1.09	1.57	0.69 *
*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio was 0.67% as of the series prospectus dated January 1, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2021, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following page are the semi-annual returns for American Funds Portfolio Series for the six months ended April 30, 2020. Also shown are the results of its benchmarks and peer group.

For additional information about the series, its results, holdings and the Portfolio Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance
3	Investment portfolios
12	Financial statements
22	Notes to financial statements
44	Financial highlights

Investment allocations may not achieve fund objectives. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds Portfolio Series	1

Results at a glance

For periods ended April 30, 2020, with all distributions reinvested for Class A shares

	Cummulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	–4.64	–2.65	5.63	9.67
MSCI All Country World Index*, †	–7.68	–4.96	4.37	8.58
Lipper Global Large-Cap Growth Funds Index	–0.54	2.15	7.81	10.61

American Funds Growth Portfolio	–2.09	–0.98	6.90	11.14
Standard & Poor’s 500 Composite Index*	–3.16	0.86	9.12	13.05
MSCI All Country World ex USA Index*, †	–13.22	–11.51	–0.17	4.55
Lipper Global Multi-Cap Growth Funds Index	–1.20	0.85	6.58	9.99

American Funds Growth and Income Portfolio	–2.11	–0.07	5.51	8.85
Standard & Poor’s 500 Composite Index*	–3.16	0.86	9.12	13.05
MSCI All Country World ex USA Index*, †	–13.22	–11.51	–0.17	4.55
Bloomberg Barclays Global Aggregate Index*	1.45	6.56	2.82	1.77
Lipper Mixed-Asset Target Allocation Growth Funds Index	–3.55	–0.67	4.92	8.19

American Funds Moderate Growth and Income Portfolio	–2.01	1.15	5.18	8.11
Standard & Poor’s 500 Composite Index*	–3.16	0.86	9.12	13.05
MSCI All Country World ex USA Index*, †	–13.22	–11.51	–0.17	4.55
Bloomberg Barclays U.S. Aggregate Index*	4.86	10.84	3.80	3.30
Lipper Mixed-Asset Target Allocation Growth Funds Index	–3.55	–0.67	4.92	8.19

American Funds Conservative Growth and Income Portfolio	–4.54	–1.58	3.76	6.06
Standard & Poor’s 500 Composite Index*	–3.16	0.86	9.12	13.05
MSCI All Country World ex USA Index*, †	–13.22	–11.51	–0.17	4.55
Bloomberg Barclays U.S. Aggregate Index*	4.86	10.84	3.80	3.30
Lipper Mixed-Asset Target Allocation Moderate Funds Index	–4.06	–0.95	3.93	6.58

American Funds Tax-Aware Conservative Growth and Income Portfolio (formerly American Funds Tax-Advantaged Growth and Income Portfolio)	–5.61	–2.16	4.43	6.88
Standard & Poor’s 500 Composite Index*	–3.16	0.86	9.12	13.05
MSCI All Country World ex USA Index*, †	–13.22	–11.51	–0.17	4.55
Bloomberg Barclays Municipal Bond Index*	–1.33	2.16	3.04	3.12
Lipper Mixed-Asset Target Allocation Moderate Funds Index	–4.06	–0.95	3.93	6.58

American Funds Preservation Portfolio	3.78	5.93	2.02	1.67
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index*	3.72	6.70	2.39	1.94
Lipper Short-Intermediate Investment-Grade Debt Funds Index	1.29	4.27	2.28	2.18

American Funds Tax-Exempt Preservation Portfolio	–0.34	1.74	1.58	1.82
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index*	–0.20	2.11	1.88	1.82
Lipper Short-Intermediate Municipal Debt Funds Index	–0.68	1.42	1.50	1.47
*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

2	American Funds Portfolio Series

American Funds Global Growth Portfolio	unaudited
Investment portfolio April 30, 2020

Growth funds 73%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	16,897,684	$793,853
New Perspective Fund, Class R-6	17,635,136	761,662
The Growth Fund of America, Class R-6	11,139,521	553,300
SMALLCAP World Fund, Inc., Class R-6	6,837,917	365,213
The New Economy Fund, Class R-6	3,386,277	144,797
		2,618,825

Growth-and-income funds 27%
Capital World Growth and Income Fund, Class R-6	12,515,446	567,826
Fundamental Investors, Class R-6	7,547,633	412,252
		980,078

Total investment securities 100% (cost: $3,584,802,000)		3,598,903
Other assets less liabilities 0%		(949)

Net assets 100%		$3,597,954

See notes to financial statements.

American Funds Portfolio Series	3

American Funds Growth Portfolio	unaudited
Investment portfolio April 30, 2020

Growth funds 69%	Shares	Value (000)
The Growth Fund of America, Class R-6	37,758,721	$1,875,476
AMCAP Fund, Class R-6	57,934,447	1,850,426
EuroPacific Growth Fund, Class R-6	20,967,927	985,073
SMALLCAP World Fund, Inc., Class R-6	16,641,743	888,835
The New Economy Fund, Class R-6	5,224,149	223,385
New Perspective Fund, Class R-6	5,171,572	223,360
		6,046,555

Growth-and-income funds 31%
Fundamental Investors, Class R-6	31,508,316	1,720,984
The Investment Company of America, Class R-6	28,195,772	1,004,898
		2,725,882

Total investment securities 100% (cost: $8,380,614,000)		8,772,437
Other assets less liabilities 0%		(2,356)
Net assets 100%		$8,770,081

See notes to financial statements.

4	American Funds Portfolio Series

American Funds Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2020

Growth funds 16%	Shares	Value (000)
The Growth Fund of America, Class R-6	28,764,599	$1,428,738
SMALLCAP World Fund, Inc., Class R-6	2,454,638	131,102
		1,559,840

Growth-and-income funds 49%
The Investment Company of America, Class R-6	68,459,227	2,439,886
Capital World Growth and Income Fund, Class R-6	52,258,601	2,370,973
		4,810,859

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	23,706,812	1,325,685
American Balanced Fund, Class R-6	40,780,434	1,103,518
		2,429,203

Fixed income funds 10%
The Bond Fund of America, Class R-6	70,336,583	968,535

Total investment securities 100% (cost: $9,508,720,000)		9,768,437
Other assets less liabilities 0%		(2,737)

Net assets 100%		$9,765,700

See notes to financial statements.

American Funds Portfolio Series	5

American Funds Moderate Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2020

		Value
Growth funds 10%	Shares	(000)
New Perspective Fund, Class R-6	20,831,249	$899,702

Growth-and-income funds 24%
Capital World Growth and Income Fund, Class R-6	26,963,905	1,223,352
Washington Mutual Investors Fund, Class R-6	23,542,922	987,861
		2,211,213

Equity-income and Balanced funds 51%
American Balanced Fund, Class R-6	85,500,438	2,313,642
American Funds Global Balanced Fund, Class R-6	64,986,779	2,050,983
The Income Fund of America, Class R-6	11,828,500	243,312
		4,607,937

Fixed income funds 15%
The Bond Fund of America, Class R-6	100,184,966	1,379,547

Total investment securities 100% (cost: $8,538,532,000)		9,098,399
Other assets less liabilities 0%		(2,455)

Net assets 100%		$9,095,944

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2020 (000)
Equity-income and Balanced funds 23%
American Funds Global Balanced Fund, Class R-6	69,912,414	2,083,830	7,009,465	64,986,779	$(16,420)	$(89,631)	$21,956	$2,050,983

See notes to financial statements.

6	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2020

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	25,974,178	$1,002,603

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	23,327,883	1,304,495
The Income Fund of America, Class R-6	63,338,543	1,302,874
		2,607,369

Fixed income funds 31%
American High-Income Trust, Class R-6	88,817,056	787,807
U.S. Government Securities Fund, Class R-6	41,473,556	617,956
The Bond Fund of America, Class R-6	9,064,846	124,823
Intermediate Bond Fund of America, Class R-6	8,918,841	124,775
		1,655,361

Total investment securities 100% (cost: $5,311,531,000)		5,265,333
Other assets less liabilities 0%		(1,287)

Net assets 100%		$5,264,046

American Funds Portfolio Series	7

American Funds Conservative Growth and Income Portfolio

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Fixed income funds 15%
American High-Income Trust, Class R-6	83,138,809	5,784,161	105,914	88,817,056	$(129)	$(92,925)	$27,658	$787,807
U.S. Government Securities Fund, Class R-6[1]	58,993,099	4,802,865	22,322,408	41,473,556	14,391	37,989	8,993	—
Total 15%					$14,262	$(54,936)	$36,651	$787,807

[1]	Unaffiliated issuer at 4/30/2020.

See notes to financial statements.

8	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio
(formerly American Funds Tax-Advantaged Growth and Income Portfolio)	unaudited

Investment portfolio April 30, 2020

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	12,968,079	$588,362
American Mutual Fund, Class R-6	11,360,118	438,501
Washington Mutual Investors Fund, Class R-6	10,448,273	438,409
		1,465,272

Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	48,832,040	731,504
The Tax-Exempt Bond Fund of America, Class R-6	51,395,689	659,407
Limited Term Tax-Exempt Bond Fund of America, Class R-6	4,962,206	77,658
		1,468,569

Total investment securities 100% (cost: $2,990,737,000)		2,933,841
Other assets less liabilities 0%		(759)

Net assets 100%		$2,933,082

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the underlying fund’s outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2020 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	44,418,226	5,898,654	1,484,840	48,832,040	$(1,962)	$(70,051)	$14,222	$731,504

See notes to financial statements.

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited

Investment portfolio April 30, 2020

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	85,536,858	$1,196,660
Short-Term Bond Fund of America, Class R-6	78,831,399	797,774
		1,994,434

Total investment securities 100% (cost: $1,947,185,000)		1,994,434
Other assets less liabilities 0%		(498)

Net assets 100%		$1,993,936

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	69,128,942	17,183,795	775,879	85,536,858	$(31)	$31,130	$10,547	$1,196,660
Short-Term Bond Fund of America, Class R-6	62,889,842	16,467,750	526,193	78,831,399	(4)	10,949	7,233	797,774
Total 100%					$(35)	$42,079	$17,780	$1,994,434

See notes to financial statements.

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited

Investment portfolio April 30, 2020

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	20,660,782	$323,341
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	13,652,692	138,575
		461,916

Total investment securities 100% (cost: $467,831,000)		461,916
Other assets less liabilities 0%		(68)

Net assets 100%		$461,848

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each underlying fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2020 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,394,700	2,416,751	1,150,669	20,660,782	$(227)	$(5,423)	$3,124	$323,341
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,988,939	1,461,491	797,738	13,652,692	(84)	(414)	1,007	138,575
Total 100%					$(311)	$(5,837)	$4,131	$461,916

See notes to financial statements.

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2020

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,598,903	$8,772,437	$9,768,437
Affiliated issuers	—	—	—
Receivables for:
Sales of investments	443	—	—
Sales of fund’s shares	2,308	9,659	5,539
Dividends	—	—	2,786
Total assets	3,601,654	8,782,096	9,776,762

Liabilities:
Payables for:
Purchases of investments	—	3,244	3,731
Repurchases of fund’s shares	2,751	6,409	4,574
Services provided by related parties	912	2,269	2,679
Trustees’ deferred compensation	14	29	37
Other	23	64	41
Total liabilities	3,700	12,015	11,062
Net assets at April 30, 2020	$3,597,954	$8,770,081	$9,765,700

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,519,530	$8,106,040	$9,264,095
Total distributable earnings (accumulated loss)	78,424	664,041	501,605
Net assets at April 30, 2020	$3,597,954	$8,770,081	$9,765,700

Investment securities, at cost:
Unaffiliated issuers	$3,584,802	$8,380,614	$9,508,720
Affiliated issuers	—	—	—

See notes to financial statements.

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$7,047,416	$4,477,526	$2,202,337	$—	$—
2,050,983	787,807	731,504	1,994,434	461,916
396	1,353	762	—	—
6,242	4,178	1,671	11,458	776
3,975	6,211	4,006	3,913	651
9,109,012	5,277,075	2,940,280	2,009,805	463,343

3,975	6,211	4,006	12,468	1,365
6,630	5,366	2,433	2,903	62
2,402	1,417	750	480	66
33	22	9	6	2
28	13	—	12	—
13,068	13,029	7,198	15,869	1,495
$9,095,944	$5,264,046	$2,933,082	$1,993,936	$461,848

$8,435,501	$5,222,463	$2,961,377	$1,943,819	$475,577
660,443	41,583	(28,295)	50,117	(13,729)
$9,095,944	$5,264,046	$2,933,082	$1,993,936	$461,848

$6,536,269	$4,364,071	$2,222,389	$—	$—
2,002,263	947,460	768,348	1,947,185	467,831

American Funds Portfolio Series	13

Statements of assets and liabilities
at April 30, 2020

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,920,829	$5,016,611	$6,123,744
	Shares outstanding	122,895	288,821	428,672
	Net asset value per share	$15.63	$17.37	$14.29
Class C:	Net assets	$360,562	$981,620	$1,200,138
	Shares outstanding	23,452	57,575	84,582
	Net asset value per share	$15.37	$17.05	$14.19
Class T:	Net assets	$10	$11	$10
	Shares outstanding	1	1	1
	Net asset value per share	$15.64	$17.38	$14.29
Class F-1:	Net assets	$79,735	$101,143	$183,122
	Shares outstanding	5,094	5,824	12,820
	Net asset value per share	$15.65	$17.37	$14.28
Class F-2:	Net assets	$383,085	$640,788	$702,080
	Shares outstanding	24,417	36,733	49,069
	Net asset value per share	$15.69	$17.44	$14.31
Class F-3:	Net assets	$115,122	$129,467	$101,655
	Shares outstanding	7,353	7,439	7,114
	Net asset value per share	$15.66	$17.40	$14.29
Class 529-A:	Net assets	$344,839	$964,092	$596,926
	Shares outstanding	22,102	55,596	41,805
	Net asset value per share	$15.60	$17.34	$14.28
Class 529-C:	Net assets	$72,292	$189,452	$155,150
	Shares outstanding	4,699	11,116	10,922
	Net asset value per share	$15.39	$17.04	$14.21
Class 529-E:	Net assets	$13,153	$39,299	$27,075
	Shares outstanding	848	2,282	1,901
	Net asset value per share	$15.52	$17.22	$14.25
Class 529-T:	Net assets	$12	$13	$12
	Shares outstanding	1	1	1
	Net asset value per share	$15.64	$17.37	$14.29
Class 529-F-1:	Net assets	$43,461	$128,902	$57,418
	Shares outstanding	2,776	7,403	4,017
	Net asset value per share	$15.66	$17.41	$14.29
Class ABLE-A:	Net assets	$693	$1,818	$1,732
	Shares outstanding	45	105	121
	Net asset value per share	$15.55	$17.29	$14.27

See notes to financial statements.

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$5,621,434	$3,664,087	$2,072,323	$1,283,720	$345,657
387,056	309,533	160,380	124,755	35,413
$14.52	$11.84	$12.92	$10.29	$9.76
$1,125,479	$646,164	$322,739	$141,025	$38,395
77,996	54,894	25,159	13,724	3,939
$14.43	$11.77	$12.83	$10.28	$9.75
$11	$10	$10	$10	$10
1	1	1	1	1
$14.53	$11.84	$12.92	$10.29	$9.76
$149,040	$87,958	$235,642	$31,700	$4,432
10,260	7,426	18,245	3,080	454
$14.53	$11.84	$12.92	$10.29	$9.77
$732,969	$353,814	$250,306	$184,368	$63,093
50,391	29,847	19,343	17,917	6,464
$14.55	$11.85	$12.94	$10.29	$9.76
$137,678	$59,402	$52,062	$23,469	$10,261
9,476	5,017	4,026	2,281	1,051
$14.53	$11.84	$12.93	$10.29	$9.76
$376,872	$174,890		$160,019
25,954	14,782	Not applicable	15,557	Not applicable
$14.52	$11.83		$10.29
$110,261	$49,456		$34,692
7,627	4,198	Not applicable	3,375	Not applicable
$14.46	$11.78		$10.28
$15,388	$6,989		$6,413
1,062	591	Not applicable	624	Not applicable
$14.49	$11.83		$10.28
$12	$11		$11
1	1	Not applicable	1	Not applicable
$14.53	$11.84		$10.29
$51,361	$33,341		$32,465
3,532	2,815	Not applicable	3,156	Not applicable
$14.54	$11.84		$10.29
$1,377	$817		$305
95	69	Not applicable	30	Not applicable
$14.52	$11.82		$10.29

American Funds Portfolio Series	15

Statements of assets and liabilities
at April 30, 2020

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class R-1:	Net assets	$5,409	$25,107	$14,297
	Shares outstanding	350	1,469	1,006
	Net asset value per share	$15.44	$17.09	$14.21
Class R-2:	Net assets	$83,726	$199,436	$146,667
	Shares outstanding	5,465	11,708	10,350
	Net asset value per share	$15.32	$17.03	$14.17
Class R-2E:	Net assets	$4,361	$10,477	$13,978
	Shares outstanding	282	611	981
	Net asset value per share	$15.48	$17.13	$14.24
Class R-3:	Net assets	$49,939	$133,267	$106,636
	Shares outstanding	3,219	7,730	7,492
	Net asset value per share	$15.51	$17.24	$14.23
Class R-4:	Net assets	$26,464	$61,697	$69,050
	Shares outstanding	1,696	3,558	4,835
	Net asset value per share	$15.60	$17.34	$14.28
Class R-5E:	Net assets	$7,178	$19,281	$12,495
	Shares outstanding	460	1,112	876
	Net asset value per share	$15.59	$17.34	$14.27
Class R-5:	Net assets	$8,986	$23,080	$20,596
	Shares outstanding	570	1,316	1,436
	Net asset value per share	$15.77	$17.53	$14.34
Class R-6:	Net assets	$78,098	$104,520	$232,919
	Shares outstanding	4,941	5,977	16,270
	Net asset value per share	$15.81	$17.49	$14.32

See notes to financial statements.

16	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$10,724	$1,837		$451
742	156	Not applicable	44	Not applicable
$14.46	$11.78		$10.29
$116,664	$41,052		$20,570
8,084	3,488	Not applicable	2,005	Not applicable
$14.43	$11.77		$10.26
$10,544	$792		$1,403
726	67	Not applicable	136	Not applicable
$14.51	$11.83		$10.29
$127,612	$32,700		$24,748
8,809	2,768	Not applicable	2,407	Not applicable
$14.49	$11.81		$10.28
$87,932	$33,838		$13,988
6,054	2,858	Not applicable	1,359	Not applicable
$14.53	$11.84		$10.29
$12,601	$6,597		$2,062
867	558	Not applicable	200	Not applicable
$14.54	$11.83		$10.30
$20,737	$6,478		$3,208
1,424	546	Not applicable	312	Not applicable
$14.56	$11.87		$10.29
$387,248	$63,813		$29,309
26,603	5,380	Not applicable	2,847	Not applicable
$14.56	$11.86		$10.29

American Funds Portfolio Series	17

Statements of operations
for the six months ended April 30, 2020

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$39,922	$87,645	$128,403
Affiliated issuers	—	—	—
	39,922	87,645	128,403
Fees and expenses*:
Distribution services	5,932	14,817	17,479
Transfer agent services	2,309	5,226	4,045
Reports to shareholders	75	172	198
Registration statement and prospectus	255	473	445
Trustees’ compensation	5	11	13
Auditing and legal	9	11	11
Custodian	5	5	5
Other	159	425	280
Total fees and expenses before waivers/reimbursements	8,749	21,140	22,476
Less reimbursements of fees and expenses:
ABLE plan services fee waivers	— †	— †	1
Transfer agent services reimbursements	— †	— †	— †
Miscellaneous fee reimbursements	—	—	—
Total waivers/reimbursements of fees and expenses	— †	— †	1
Total fees and expenses after waivers/reimbursements	8,749	21,140	22,475
Net investment income	31,173	66,505	105,927

Net realized (loss) gain and unrealized (depreciation) appreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(52,254)	(107,848)	(21,449)
Affiliated issuers	—	—	—
Capital gain distributions received	122,530	381,590	270,723
	70,276	273,742	249,274

Net unrealized (depreciation) appreciation on investments:
Unaffiliated issuers	(289,350)	(530,420)	(594,864)
Affiliated issuers	—	—	—
	(289,350)	(530,420)	(594,864)
Net realized (loss) gain and unrealized (depreciation) appreciation	(219,074)	(256,678)	(345,590)
Net (decrease) increase in net assets resulting from operations	$(187,901)	$(190,173)	$(239,663)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

18	American Funds Portfolio Series

unaudited

(dollars in thousands)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)	Preservation Portfolio		Tax-Exempt Preservation Portfolio

$87,141	$69,116	$27,290	$—		$—
21,956	36,651	14,222	17,780		4,131
109,097	105,767	41,512	17,780		4,131

15,851	9,614	5,174	2,767		709
3,048	1,544	715	650		102
183	110	60	31		9
407	307	291	231		93
12	7	4	2		1
11	9	9	8		8
5	5	5	5		5
191	93	4	67		1
19,708	11,689	6,262	3,761		928

— †	— †	—	—	†	—
— †	— †	— †	—	†	—
—	—	—	—		50
— †	— †	— †	—	†	50
19,708	11,689	6,262	3,761		878
89,389	94,078	35,250	14,019		3,253

(9,368)	(5,885)	(4,254)	—		—
(16,420)	14,262	(1,962)	(35)		(311)
126,561	83,284	31,755	8,569		1,062
100,773	91,661	25,539	8,534		751

(310,198)	(401,166)	(183,262)	—		—
(89,631)	(54,936)	(70,051)	42,079		(5,837)
(399,829)	(456,102)	(253,313)	42,079		(5,837)

(299,056)	(364,441)	(227,774)	50,613		(5,086)

$(209,667)	$(270,363)	$(192,524)	$64,632		$(1,833)

American Funds Portfolio Series	19

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30, 2020*	Year ended October 31, 2019	Six months ended April 30, 2020*	Year ended October 31, 2019	Six months ended April 30, 2020*	Year ended October 31, 2019
Operations:
Net investment income	$31,173	$33,784	$66,505	$59,527	$105,927	$178,912
Net realized gain (loss)	70,276	166,106	273,742	473,230	249,274	399,479
Net unrealized (depreciation) appreciation	(289,350)	239,034	(530,420)	303,885	(594,864)	382,151
Net (decrease) increase in net assets resulting from operations	(187,901)	438,924	(190,173)	836,642	(239,663)	960,542

Distributions paid to shareholders	(186,431)	(162,581)	(501,361)	(382,458)	(471,250)	(494,973)

Net capital share transactions	220,769	246,542	880,530	1,179,556	524,440	972,134

Total (decrease) increase in net assets	(153,563)	522,885	188,996	1,633,740	(186,473)	1,437,703

Net assets:
Beginning of period	3,751,517	3,228,632	8,581,085	6,947,345	9,952,173	8,514,470
End of period	$3,597,954	$3,751,517	$8,770,081	$8,581,085	$9,765,700	$9,952,173

*	Unaudited.

See notes to financial statements.

20	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio (formerly Tax-Advantaged Growth and Income Portfolio)		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Six months ended April 30, 2020*	Year ended October 31, 2019	Six months ended April 30, 2020*	Year ended October 31, 2019	Six months ended April 30, 2020*	Year ended October 31, 2019	Six months ended April 30, 2020*	Year ended October 31, 2019	Six months ended April 30, 2020*	Year ended October 31, 2019

$89,389	$156,191	$94,078	$161,696	$35,250	$62,881	$14,019	$25,431	$3,253	$7,156
100,773	204,768	91,661	83,592	25,539	48,247	8,534	(415)	751	(598)
(399,829)	586,318	(456,102)	225,181	(253,313)	150,721	42,079	45,212	(5,837)	14,058

(209,667)	947,277	(270,363)	470,469	(192,524)	261,849	64,632	70,228	(1,833)	20,616

(282,446)	(347,223)	(171,342)	(227,286)	(78,609)	(103,463)	(15,798)	(25,308)	(3,941)	(7,201)
355,846	907,044	197,083	580,727	277,340	525,949	379,168	157,386	26,719	27,253

(136,267)	1,507,098	(244,622)	823,910	6,207	684,335	428,002	202,306	20,945	40,668

9,232,211	7,725,113	5,508,668	4,684,758	2,926,875	2,242,540	1,565,934	1,363,628	440,903	400,235
$9,095,944	$9,232,211	$5,264,046	$5,508,668	$2,933,082	$2,926,875	$1,993,936	$1,565,934	$461,848	$440,903

American Funds Portfolio Series	21

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio (formerly American Funds Tax-Advantaged Growth and Income Portfolio)	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 20 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1), one tax-advantaged share class for individuals with disabilities (Class ABLE-A) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

22	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2020, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	23

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

24	American Funds Portfolio Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the

American Funds Portfolio Series	25

sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

26	American Funds Portfolio Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2019
Undistributed ordinary income	$—	$—	$—	$11,255
Undistributed long-term capital gains	154,866	435,157	359,945	183,648
As of April 30, 2020
Gross unrealized appreciation on investments	127,993	458,194	358,951	554,804
Gross unrealized depreciation on investments	(122,911)	(69,643)	(104,347)	—
Net unrealized appreciation (depreciation) on investments	5,082	388,551	254,604	554,804
Cost of investments	3,593,821	8,383,886	9,513,833	8,543,595

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2019
Undistributed ordinary income	$5,994	$1,653	$896	$—
Undistributed tax-exempt income	—	2,552	—	246
Undistributed long-term capital gains	72,915	43,706	—	—
Capital loss carryforward[1]	—	—	(3,364)	(6,353)
As of April 30, 2020
Gross unrealized appreciation on investments	160,949	10,123	45,801	425
Gross unrealized depreciation on investments	(214,387)	(68,514)	—	(8,411)
Net unrealized appreciation (depreciation) on investments	(53,438)	(58,391)	45,801	(7,986)
Cost of investments	5,318,771	2,992,185	1,948,633	469,902

[1]	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

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Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,527		$84,004		$102,531		$17,894		$71,507		$89,401
Class C	673		15,949		16,622		1,033		14,520		15,553
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	752		3,386		4,138		738		2,971		3,709
Class F-2	4,800		17,030		21,830		4,765		14,975		19,740
Class F-3	969		3,136		4,105		862		2,509		3,371
Class 529-A	3,099		14,439		17,538		2,895		11,696		14,591
Class 529-C	79		3,257		3,336		155		3,079		3,234
Class 529-E	94		566		660		93		475		568
Class 529-T	—	[2]	1		1		—	[2]	—	[2]	—	[2]
Class 529-F-1	462		1,708		2,170		381		1,224		1,605
Class ABLE-A	5		21		26		1		4		5
Class R-1	16		222		238		12		179		191
Class R-2	245		3,756		4,001		230		3,122		3,352
Class R-2E	17		184		201		38		180		218
Class R-3	323		2,122		2,445		354		1,862		2,216
Class R-4	282		1,187		1,469		218		852		1,070
Class R-5E	70		253		323		41		125		166
Class R-5	116		391		507		105		318		423
Class R-6	1,011		3,279		4,290		809		2,359		3,168
Total	$31,540		$154,891		$186,431		$30,624		$131,957		$162,581

Growth Portfolio

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$42,333		$248,155		$290,488		$35,931		$186,637		$222,568
Class C	1,592		50,959		52,551		1,415		40,659		42,074
Class T	—	[2]	—	[2]	—	[2]	—	[2]	1		1
Class F-1	847		5,030		5,877		805		4,277		5,082
Class F-2	6,764		30,543		37,307		5,506		22,178		27,684
Class F-3	1,554		6,426		7,980		1,027		3,837		4,864
Class 529-A	7,729		46,899		54,628		6,343		34,059		40,402
Class 529-C	142		10,002		10,144		110		8,623		8,733
Class 529-E	255		1,990		2,245		205		1,484		1,689
Class 529-T	—	[2]	1		1		—	[2]	1		1
Class 529-F-1	1,310		6,127		7,437		871		3,703		4,574
Class ABLE-A	13		69		82		4		14		18
Class R-1	67		1,222		1,289		53		763		816
Class R-2	450		10,380		10,830		327		7,847		8,174
Class R-2E	54		560		614		41		373		414
Class R-3	823		6,643		7,466		657		5,017		5,674
Class R-4	520		3,008		3,528		487		2,518		3,005
Class R-5E	179		820		999		100		417		517
Class R-5	270		1,163		1,433		248		977		1,225
Class R-6	1,256		5,206		6,462		1,042		3,901		4,943
Total	$66,158		$435,203		$501,361		$55,172		$327,286		$382,458

28	American Funds Portfolio Series

Growth and Income Portfolio

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$72,686		$225,240		$297,926		$118,275		$197,729		$316,004
Class C	9,824		45,387		55,211		16,076		42,564		58,640
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	2,096		6,501		8,597		3,391		5,724		9,115
Class F-2	9,091		25,803		34,894		14,861		22,348		37,209
Class F-3	1,468		3,964		5,432		2,157		2,518		4,675
Class 529-A	6,874		21,453		28,327		11,021		18,708		29,729
Class 529-C	1,226		5,899		7,125		2,047		5,700		7,747
Class 529-E	284		977		1,261		449		856		1,305
Class 529-T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	720		1,995		2,715		1,093		1,556		2,649
Class ABLE-A	16		46		62		12		8		20
Class R-1	113		513		626		159		360		519
Class R-2	1,215		5,596		6,811		1,999		5,161		7,160
Class R-2E	138		543		681		190		357		547
Class R-3	1,102		3,944		5,046		1,748		3,389		5,137
Class R-4	823		2,549		3,372		1,354		2,266		3,620
Class R-5E	139		389		528		180		218		398
Class R-5	281		770		1,051		503		762		1,265
Class R-6	3,149		8,436		11,585		4,062		5,172		9,234
Total	$111,245		$360,005		$471,250		$179,577		$315,396		$494,973

Moderate Growth and Income Portfolio

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$62,783		$111,980		$174,763		$98,776		$115,700		$214,476
Class C	8,600		23,299		31,899		13,799		26,552		40,351
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	1,645		2,998		4,643		2,709		3,328		6,037
Class F-2	9,209		15,161		24,370		14,585		15,341		29,926
Class F-3	1,792		2,745		4,537		2,407		1,830		4,237
Class 529-A	4,231		7,667		11,898		6,857		8,240		15,097
Class 529-C	817		2,316		3,133		1,383		2,865		4,248
Class 529-E	158		322		480		236		324		560
Class 529-T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	619		997		1,616		969		1,014		1,983
Class ABLE-A	13		21		34		10		6		16
Class R-1	80		232		312		149		311		460
Class R-2	899		2,464		3,363		1,405		2,670		4,075
Class R-2E	89		205		294		131		179		310
Class R-3	1,243		2,617		3,860		2,062		2,952		5,014
Class R-4	1,052		1,930		2,982		1,814		2,208		4,022
Class R-5E	163		279		442		236		246		482
Class R-5	272		438		710		477		511		988
Class R-6	5,123		7,987		13,110		7,749		7,192		14,941
Total	$98,788		$183,658		$282,446		$155,754		$191,469		$347,223

See end of tables for footnotes.

American Funds Portfolio Series	29

Conservative Growth and Income Portfolio

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$69,738		$50,345		$120,083		$113,523		$46,060		$159,583
Class C	10,004		9,165		19,169		17,064		9,234		26,298
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	1,658		1,202		2,860		2,664		1,112		3,776
Class F-2	7,583		5,369		12,952		12,803		4,825		17,628
Class F-3	1,181		748		1,929		1,888		685		2,573
Class 529-A	3,259		2,350		5,609		4,989		1,956		6,945
Class 529-C	744		697		1,441		1,240		654		1,894
Class 529-E	118		88		206		186		84		270
Class 529-T	—	[2]	—	[2]	—	[2]	1		—	[2]	1
Class 529-F-1	660		446		1,106		843		282		1,125
Class ABLE-A	13		8		21		11		2		13
Class R-1	26		24		50		37		20		57
Class R-2	622		570		1,192		995		492		1,487
Class R-2E	13		10		23		17		6		23
Class R-3	583		464		1,047		944		420		1,364
Class R-4	653		470		1,123		1,016		411		1,427
Class R-5E	115		73		188		158		51		209
Class R-5	139		100		239		255		95		350
Class R-6	1,277		827		2,104		1,738		525		2,263
Total	$98,386		$72,956		$171,342		$160,372		$66,914		$227,286

Tax-Aware Conservative Growth and Income Portfolio

	Six months ended April 30, 2020						Year ended October 31, 2019
Share class	Ordinary income[3]		Long-term capital gains		Total distributions paid		Ordinary income[3]		Long-term capital gains		Total distributions paid
Class A	$24,892		$30,160		$55,052		$44,138		$28,345		$72,483
Class C	2,787		4,896		7,683		5,482		4,925		10,407
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	2,984		3,796		6,780		5,304		3,458		8,762
Class F-2	3,479		4,076		7,555		6,059		3,350		9,409
Class F-3	747		792		1,539		1,498		904		2,402
Total	$34,889		$43,720		$78,609		$62,481		$40,982		$103,463

30	American Funds Portfolio Series

Preservation Portfolio

	Six months ended April 30, 2020					Year ended October 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$10,648		$—	$10,648		$17,541		$—	$17,541
Class C	768		—	768		1,269		—	1,269
Class T	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Class F-1	229		—	229		385		—	385
Class F-2	1,365		—	1,365		1,984		—	1,984
Class F-3	149		—	149		93		—	93
Class 529-A	1,348		—	1,348		2,097		—	2,097
Class 529-C	185		—	185		297		—	297
Class 529-E	49		—	49		72		—	72
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Class 529-F-1	320		—	320		490		—	490
Class ABLE-A	3		—	3		3		—	3
Class R-1	2		—	2		5		—	5
Class R-2	107		—	107		166		—	166
Class R-2E	8		—	8		12		—	12
Class R-3	169		—	169		255		—	255
Class R-4	123		—	123		197		—	197
Class R-5E	19		—	19		21		—	21
Class R-5	28		—	28		45		—	45
Class R-6	278		—	278		376		—	376
Total	$15,798		$—	$15,798		$25,308		$—	$25,308

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2020					Year ended October 31, 2019
Share class	Ordinary income[3]		Long-term capital gains	Total distributions paid		Ordinary income[3]		Long-term capital gains	Total distributions paid
Class A	$3,020		$—	$3,020		$5,623		$—	$5,623
Class C	205		—	205		410		—	410
Class T	—	[2]	—	—	[2]	—	[2]	—	—	[2]
Class F-1	37		—	37		68		—	68
Class F-2	600		—	600		1,016		—	1,016
Class F-3	79		—	79		84		—	84
Total	$3,941		$—	$3,941		$7,201		$—	$7,201

[2]	Amount less than one thousand.
[3]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the

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amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2020, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Balanced Portfolio	—	—	—
Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	971	Not applicable	Not applicable
Preservation Portfolio	—	—	—
Tax-Exempt Preservation Portfolio	526	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waiver is expected to remain in effect until the date on which total net assets invested in ABLEAmerica® reach $300 million or June 30, 2023, whichever is earlier. The fee is included in other expenses and the waiver is shown as ABLE plan services fee waiver in each fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	American Funds Portfolio Series

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2020, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$2,571	$1,278		Not applicable
Class C	1,893	239		Not applicable
Class T	—	—	*	Not applicable
Class F-1	104	52		Not applicable
Class F-2	Not applicable	239		Not applicable
Class F-3	—	1		Not applicable
Class 529-A	410	203		$111
Class 529-C	385	45		25
Class 529-E	34	5		4
Class 529-T	—	—	*	—	*
Class 529-F-1	—	24		14
Class ABLE-A	1	—	*	—	*
Class R-1	27	1		Not applicable
Class R-2	331	154		Not applicable
Class R-2E	13	5		Not applicable
Class R-3	128	40		Not applicable
Class R-4	35	13		Not applicable
Class R-5E	Not applicable	5		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$5,932	$2,309		$154

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$6,212	$2,988		Not applicable
Class C	4,994	599		Not applicable
Class T	—	—	*	Not applicable
Class F-1	127	63		Not applicable
Class F-2	Not applicable	349		Not applicable
Class F-3	—	1		Not applicable
Class 529-A	1,089	526		$300
Class 529-C	970	109		62
Class 529-E	98	12		12
Class 529-T	—	—	*	—	*
Class 529-F-1	—	69		40
Class ABLE-A	2	—	*	—	*
Class R-1	122	12		Not applicable
Class R-2	762	339		Not applicable
Class R-2E	33	11		Not applicable
Class R-3	331	98		Not applicable
Class R-4	77	29		Not applicable
Class R-5E	Not applicable	13		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$14,817	$5,226		$414

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$8,369	$2,382		Not applicable
Class C	6,228	476		Not applicable
Class T	—	—	*	Not applicable
Class F-1	229	108		Not applicable
Class F-2	Not applicable	396		Not applicable
Class F-3	—	1		Not applicable
Class 529-A	727	209		$189
Class 529-C	805	57		51
Class 529-E	69	5		9
Class 529-T	—	—	*	—	*
Class 529-F-1	—	20		18
Class ABLE-A	2	—	*	—	*
Class R-1	71	6		Not applicable
Class R-2	573	241		Not applicable
Class R-2E	44	15		Not applicable
Class R-3	274	80		Not applicable
Class R-4	88	32		Not applicable
Class R-5E	Not applicable	8		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	3		Not applicable
Total class-specific expenses	$17,479	$4,045		$267

Moderate Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$7,779	$1,679		Not applicable
Class C	5,813	345		Not applicable
Class T	—	—	*	Not applicable
Class F-1	190	86		Not applicable
Class F-2	Not applicable	408		Not applicable
Class F-3	—	1		Not applicable
Class 529-A	462	105		$122
Class 529-C	571	32		36
Class 529-E	39	2		5
Class 529-T	—	—	*	—	*
Class 529-F-1	—	14		16
Class ABLE-A	2	—	*	—	*
Class R-1	58	6		Not applicable
Class R-2	458	198		Not applicable
Class R-2E	31	11		Not applicable
Class R-3	330	95		Not applicable
Class R-4	118	45		Not applicable
Class R-5E	Not applicable	10		Not applicable
Class R-5	Not applicable	6		Not applicable
Class R-6	Not applicable	5		Not applicable
Total class-specific expenses	$15,851	$3,048		$179

See end of tables for footnote.

American Funds Portfolio Series	33

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$5,287	$930		Not applicable
Class C	3,415	168		Not applicable
Class T	—	—	*	Not applicable
Class F-1	113	51		Not applicable
Class F-2	Not applicable	218		Not applicable
Class F-3	—	—	*	Not applicable
Class 529-A	221	40		$57
Class 529-C	258	12		16
Class 529-E	17	1		2
Class 529-T	—	—	*	—	*
Class 529-F-1	—	7		11
Class ABLE-A	1	—	*	—	*
Class R-1	9	1		Not applicable
Class R-2	158	67		Not applicable
Class R-2E	2	1		Not applicable
Class R-3	88	22		Not applicable
Class R-4	45	17		Not applicable
Class R-5E	Not applicable	5		Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$9,614	$1,544		$86

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$3,166	$345
Class C	1,682	55
Class T	—	—	*
Class F-1	326	160
Class F-2	Not applicable	155
Class F-3	Not applicable	—	*
Total class-specific expenses	$5,174	$715

Preservation Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$1,647		$406		Not applicable
Class C	614		46		Not applicable
Class T	—		—	*	Not applicable
Class F-1	29		14		Not applicable
Class F-2	Not applicable		56		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	169		49		$44
Class 529-C	156		11		10
Class 529-E	14		1		2
Class 529-T	—		—	*	—	*
Class 529-F-1	—		11		9
Class ABLE-A	—	*	—	*	—	*
Class R-1	2		—	*	Not applicable
Class R-2	66		32		Not applicable
Class R-2E	3		1		Not applicable
Class R-3	51		15		Not applicable
Class R-4	16		5		Not applicable
Class R-5E	Not applicable		1		Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$2,767		$650		$65

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$512	$61
Class C	192	7
Class T	—	—	*
Class F-1	5	3
Class F-2	Not applicable	31
Class F-3	Not applicable	—	*
Total class-specific expenses	$709	$102

*	Amount less than one thousand.

34	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$6	$(1)	$5
Growth Portfolio	14	(3)	11
Growth and Income Portfolio	17	(4)	13
Moderate Growth and Income Portfolio	15	(3)	12
Conservative Growth and Income Portfolio	9	(2)	7
Tax-Aware Conservative Growth and Income Portfolio	5	(1)	4
Preservation Portfolio	3	(1)	2
Tax-Exempt Preservation Portfolio	1	— *	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2020, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$459,172	$271,488
Growth Portfolio	1,447,281	620,925
Growth and Income Portfolio	825,670	396,713
Moderate Growth and Income Portfolio	768,310	479,764
Conservative Growth and Income Portfolio	586,929	384,584
Tax-Aware Conservative Growth and Income Portfolio	428,078	162,295
Preservation Portfolio	401,582	15,727
Tax-Exempt Preservation Portfolio	53,244	26,173

American Funds Portfolio Series	35

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$211,506	13,020	$102,209	5,798		$(235,161)	(14,699)	$78,554	4,119
Class C	37,437	2,324	16,588	954		(41,119)	(2,571)	12,906	707
Class T	—	—	—	—		—	—	—	—
Class F-1	13,399	798	4,128	234		(11,450)	(703)	6,077	329
Class F-2	92,696	5,715	21,634	1,223		(107,655)	(6,944)	6,675	(6)
Class F-3	65,293	3,960	4,098	232		(17,267)	(1,101)	52,124	3,091
Class 529-A	38,378	2,309	17,533	996		(22,397)	(1,364)	33,514	1,941
Class 529-C	6,561	396	3,335	192		(9,769)	(589)	127	(1)
Class 529-E	1,399	84	660	38		(848)	(53)	1,211	69
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	7,316	441	2,170	123		(2,196)	(130)	7,290	434
Class ABLE-A	377	22	26	2		(61)	(4)	342	20
Class R-1	882	55	234	13		(476)	(28)	640	40
Class R-2	12,604	776	3,996	231		(13,038)	(820)	3,562	187
Class R-2E	334	21	201	12		(525)	(31)	10	2
Class R-3	7,339	457	2,445	139		(6,946)	(417)	2,838	179
Class R-4	10,338	609	1,468	83		(6,834)	(406)	4,972	286
Class R-5E	1,864	114	322	18		(318)	(20)	1,868	112
Class R-5	1,300	78	507	29		(1,130)	(73)	677	34
Class R-6	13,118	771	4,290	241		(10,027)	(626)	7,381	386
Total net increase (decrease)	$522,141	31,950	$185,845	10,558		$(487,217)	(30,579)	$220,769	11,929

Year ended October 31, 2019

Class A	$355,639	22,110	$89,065	6,255		$(292,754)	(18,143)	$151,950	10,222
Class C	66,074	4,164	15,529	1,104		(76,206)	(4,788)	5,397	480
Class T	—	—	—	—		—	—	—	—
Class F-1	24,807	1,516	3,705	260		(26,988)	(1,668)	1,524	108
Class F-2	145,749	8,985	19,559	1,370		(167,758)	(10,499)	(2,450)	(144)
Class F-3	31,093	1,959	3,363	236		(28,586)	(1,822)	5,870	373
Class 529-A	63,267	3,932	14,590	1,026		(36,820)	(2,277)	41,037	2,681
Class 529-C	10,401	653	3,233	230		(14,275)	(894)	(641)	(11)
Class 529-E	2,454	154	568	40		(1,978)	(123)	1,044	71
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	13,889	855	1,605	113		(6,631)	(408)	8,863	560
Class ABLE-A	361	23	5	—	†	(28)	(1)	338	22
Class R-1	1,542	96	189	14		(1,468)	(92)	263	18
Class R-2	23,288	1,468	3,353	239		(18,400)	(1,164)	8,241	543
Class R-2E	1,937	122	217	15		(1,681)	(104)	473	33
Class R-3	16,769	1,047	2,216	156		(15,978)	(995)	3,007	208
Class R-4	6,295	392	1,068	74		(7,167)	(443)	196	23
Class R-5E	3,172	202	165	12		(549)	(33)	2,788	181
Class R-5	1,884	115	423	30		(1,496)	(93)	811	52
Class R-6	28,914	1,773	3,169	221		(14,253)	(870)	17,830	1,124
Total net increase (decrease)	$797,535	49,566	$162,023	11,395		$(713,016)	(44,417)	$246,542	16,544

36	American Funds Portfolio Series

Growth Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$666,900	38,078	$289,769	15,100		$(439,089)	(25,238)	$517,580	27,940
Class C	123,242	7,092	52,451	2,778		(107,555)	(6,169)	68,138	3,701
Class T	—	—	—	—		—	—	—	—
Class F-1	17,860	1,006	5,866	306		(15,148)	(855)	8,578	457
Class F-2	190,295	10,910	37,085	1,926		(147,777)	(8,643)	79,603	4,193
Class F-3	31,700	1,862	7,966	415		(25,769)	(1,457)	13,897	820
Class 529-A	128,102	7,038	54,624	2,851		(53,633)	(2,994)	129,093	6,895
Class 529-C	18,895	1,068	10,142	537		(20,312)	(1,143)	8,725	462
Class 529-E	5,182	290	2,242	118		(3,755)	(206)	3,669	202
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	24,211	1,292	7,437	387		(7,332)	(397)	24,316	1,282
Class ABLE-A	669	37	82	4		(50)	(3)	701	38
Class R-1	3,193	179	1,287	68		(638)	(35)	3,842	212
Class R-2	31,892	1,805	10,825	574		(27,821)	(1,590)	14,896	789
Class R-2E	1,188	64	614	32		(740)	(44)	1,062	52
Class R-3	22,509	1,290	7,465	391		(15,766)	(903)	14,208	778
Class R-4	13,976	796	3,525	184		(11,546)	(629)	5,955	351
Class R-5E	5,906	347	999	52		(2,348)	(127)	4,557	272
Class R-5	3,414	193	1,433	74		(3,744)	(219)	1,103	48
Class R-6	24,108	1,354	6,460	335		(49,962)	(2,683)	(19,394)	(994)
Total net increase (decrease)	$1,313,242	74,701	$500,273	26,132		$(932,985)	(53,335)	$880,530	47,498

Year ended October 31, 2019

Class A	$1,040,880	58,500	$221,969	14,093		$(601,059)	(33,758)	$661,790	38,835
Class C	203,332	11,603	41,996	2,704		(164,480)	(9,390)	80,848	4,917
Class T	—	—	—	—		—	—	—	—
Class F-1	36,717	2,066	5,064	322		(38,877)	(2,173)	2,904	215
Class F-2	265,499	14,876	27,509	1,741		(185,820)	(10,411)	107,188	6,206
Class F-3	61,276	3,485	4,817	306		(27,112)	(1,527)	38,981	2,264
Class 529-A	197,366	11,106	40,402	2,569		(86,378)	(4,832)	151,390	8,843
Class 529-C	29,674	1,700	8,733	563		(35,064)	(1,995)	3,343	268
Class 529-E	8,964	506	1,688	108		(4,952)	(279)	5,700	335
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	38,687	2,153	4,574	290		(12,409)	(688)	30,852	1,755
Class ABLE-A	1,147	65	17	1		(39)	(3)	1,125	63
Class R-1	7,923	449	813	52		(2,286)	(129)	6,450	372
Class R-2	55,585	3,176	8,174	527		(35,638)	(2,033)	28,121	1,670
Class R-2E	2,265	134	413	27		(883)	(49)	1,795	112
Class R-3	37,346	2,099	5,669	362		(27,633)	(1,567)	15,382	894
Class R-4	15,097	850	3,002	191		(15,073)	(838)	3,026	203
Class R-5E	7,404	422	516	33		(1,945)	(109)	5,975	346
Class R-5	6,115	338	1,226	77		(9,963)	(566)	(2,622)	(151)
Class R-6	63,388	3,560	4,942	312		(31,023)	(1,722)	37,307	2,150
Total net increase (decrease)	$2,078,665	117,088	$381,525	24,278		$(1,280,634)	(72,069)	$1,179,556	69,297

See end of tables for footnotes.

American Funds Portfolio Series	37

Growth and Income Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$611,028	41,695	$296,497	19,365		$(588,088)	(41,025)	$319,437	20,035
Class C	103,751	7,068	55,031	3,598		(132,465)	(9,173)	26,317	1,493
Class T	—	—	—	—		—	—	—	—
Class F-1	31,991	2,180	8,489	555		(23,854)	(1,664)	16,626	1,071
Class F-2	147,518	10,193	34,218	2,234		(141,834)	(9,988)	39,902	2,439
Class F-3	21,423	1,415	5,423	355		(22,894)	(1,628)	3,952	142
Class 529-A	60,746	4,053	28,316	1,850		(41,047)	(2,764)	48,015	3,139
Class 529-C	13,523	904	7,124	465		(18,149)	(1,226)	2,498	143
Class 529-E	3,244	221	1,260	83		(2,845)	(196)	1,659	108
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	8,015	533	2,712	177		(4,791)	(321)	5,936	389
Class ABLE-A	793	53	62	4		(89)	(7)	766	50
Class R-1	3,201	218	613	40		(2,784)	(187)	1,030	71
Class R-2	19,794	1,345	6,804	445		(23,792)	(1,631)	2,806	159
Class R-2E	1,808	117	681	44		(1,231)	(91)	1,258	70
Class R-3	15,049	1,020	5,046	330		(15,689)	(1,060)	4,406	290
Class R-4	8,457	574	3,370	220		(7,954)	(549)	3,873	245
Class R-5E	3,565	248	528	35		(1,436)	(94)	2,657	189
Class R-5	2,994	203	1,051	69		(3,196)	(224)	849	48
Class R-6	60,479	3,966	11,584	757		(29,611)	(2,057)	42,452	2,666
Total net increase (decrease)	$1,117,379	76,006	$468,810	30,626		$(1,061,749)	(73,885)	$524,440	32,747

Year ended October 31, 2019

Class A	$1,101,534	75,205	$314,502	22,995		$(813,746)	(55,534)	$602,290	42,666
Class C	215,035	14,767	58,443	4,336		(224,966)	(15,461)	48,512	3,642
Class T	—	—	—	—		—	—	—	—
Class F-1	56,275	3,853	8,969	656		(49,921)	(3,405)	15,323	1,104
Class F-2	262,244	17,928	36,495	2,661		(215,449)	(14,746)	83,290	5,843
Class F-3	64,363	4,419	4,663	338		(37,621)	(2,573)	31,405	2,184
Class 529-A	106,989	7,301	29,715	2,175		(77,439)	(5,276)	59,265	4,200
Class 529-C	25,706	1,764	7,745	574		(32,443)	(2,216)	1,008	122
Class 529-E	5,709	389	1,304	96		(3,891)	(265)	3,122	220
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	17,973	1,221	2,648	192		(8,784)	(595)	11,837	818
Class ABLE-A	973	67	20	1		(77)	(5)	916	63
Class R-1	5,378	367	505	37		(1,801)	(121)	4,082	283
Class R-2	37,403	2,579	7,153	531		(34,195)	(2,351)	10,361	759
Class R-2E	5,475	375	547	40		(1,869)	(127)	4,153	288
Class R-3	28,635	1,964	5,137	378		(22,686)	(1,545)	11,086	797
Class R-4	16,716	1,151	3,616	265		(17,965)	(1,224)	2,367	192
Class R-5E	4,774	331	397	29		(1,251)	(85)	3,920	275
Class R-5	3,738	255	1,265	92		(5,276)	(357)	(273)	(10)
Class R-6	103,012	7,057	9,234	669		(32,777)	(2,225)	79,469	5,501
Total net increase (decrease)	$2,061,932	140,993	$492,359	36,065		$(1,582,157)	(108,111)	$972,134	68,947

38	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$635,344	42,632	$173,778		11,303		$(507,702)	(34,940)	$301,420	18,995
Class C	102,951	6,912	31,738		2,062		(121,308)	(8,335)	13,381	639
Class T	—	—	—		—		—	—	—	—
Class F-1	22,038	1,460	4,615		300		(21,308)	(1,451)	5,345	309
Class F-2	146,201	9,888	24,136		1,569		(153,325)	(10,489)	17,012	968
Class F-3	27,532	1,799	4,534		296		(22,116)	(1,547)	9,950	548
Class 529-A	41,673	2,736	11,887		773		(41,463)	(2,788)	12,097	721
Class 529-C	10,676	705	3,133		203		(15,242)	(1,016)	(1,433)	(108)
Class 529-E	3,032	200	462		30		(2,468)	(166)	1,026	64
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	7,207	470	1,616		105		(4,073)	(268)	4,750	307
Class ABLE-A	608	40	33		3		(68)	(5)	573	38
Class R-1	1,455	97	312		21		(3,013)	(203)	(1,246)	(85)
Class R-2	16,892	1,135	3,363		218		(20,997)	(1,439)	(742)	(86)
Class R-2E	956	65	294		19		(935)	(63)	315	21
Class R-3	17,531	1,182	3,855		250		(21,772)	(1,460)	(386)	(28)
Class R-4	10,114	671	2,982		194		(17,553)	(1,187)	(4,457)	(322)
Class R-5E	2,649	177	442		28		(4,227)	(277)	(1,136)	(72)
Class R-5	1,919	130	708		46		(2,832)	(201)	(205)	(25)
Class R-6	40,242	2,677	13,110		853		(53,770)	(3,619)	(418)	(89)
Total net increase (decrease)	$1,089,020	72,976	$280,998		18,273		$(1,014,172)	(69,454)	$355,846	21,795

Year ended October 31, 2019

Class A	$1,092,529	74,961	$213,142		15,476		$(703,959)	(48,257)	$601,712	42,180
Class C	193,528	13,360	40,143		2,961		(218,090)	(15,081)	15,581	1,240
Class T	—	—	—		—		—	—	—	—
Class F-1	38,776	2,652	6,003		436		(40,829)	(2,803)	3,950	285
Class F-2	311,692	21,622	29,526		2,136		(246,015)	(17,010)	95,203	6,748
Class F-3	97,226	6,670	4,236		303		(49,371)	(3,353)	52,091	3,620
Class 529-A	86,760	5,932	15,090		1,096		(73,619)	(5,025)	28,231	2,003
Class 529-C	22,133	1,524	4,246		313		(34,278)	(2,359)	(7,899)	(522)
Class 529-E	4,330	296	560		41		(3,481)	(239)	1,409	98
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	19,140	1,306	1,982		144		(15,141)	(1,030)	5,981	420
Class ABLE-A	733	50	15		1		(56)	(4)	692	47
Class R-1	3,285	227	459		34		(4,416)	(307)	(672)	(46)
Class R-2	31,475	2,178	4,074		301		(25,690)	(1,779)	9,859	700
Class R-2E	5,320	370	310		23		(2,724)	(191)	2,906	202
Class R-3	32,428	2,219	5,007		366		(31,033)	(2,131)	6,402	454
Class R-4	16,291	1,118	4,021		293		(28,127)	(1,928)	(7,815)	(517)
Class R-5E	6,001	407	481		35		(2,835)	(196)	3,647	246
Class R-5	3,686	253	985		71		(5,287)	(363)	(616)	(39)
Class R-6	142,690	9,710	14,941		1,076		(61,250)	(4,176)	96,381	6,610
Total net increase (decrease)	$2,108,023	144,855	$345,222		25,106		$(1,546,201)	(106,232)	$907,044	63,729

See end of tables for footnotes.

American Funds Portfolio Series	39

Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$453,115	36,483	$118,419		9,497		$(396,341)	(32,905)	$175,193	13,075
Class C	67,282	5,419	19,015		1,526		(81,564)	(6,731)	4,733	214
Class T	—	—	—		—		—	—	—	—
Class F-1	16,431	1,339	2,821		226		(13,983)	(1,160)	5,269	405
Class F-2	73,794	5,984	12,729		1,018		(111,360)	(9,264)	(24,837)	(2,262)
Class F-3	22,749	1,845	1,930		155		(16,002)	(1,351)	8,677	649
Class 529-A	33,937	2,697	5,607		450		(26,381)	(2,141)	13,163	1,006
Class 529-C	8,742	697	1,434		115		(10,159)	(817)	17	(5)
Class 529-E	2,169	173	206		17		(1,270)	(104)	1,105	86
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	6,699	528	1,105		89		(3,764)	(300)	4,040	317
Class ABLE-A	385	30	22		2		(37)	(3)	370	29
Class R-1	444	35	50		4		(250)	(19)	244	20
Class R-2	6,940	578	1,192		95		(7,914)	(637)	218	36
Class R-2E	166	13	22		2		(30)	(3)	158	12
Class R-3	7,295	592	1,047		84		(7,239)	(607)	1,103	69
Class R-4	7,122	559	1,123		90		(7,946)	(650)	299	(1)
Class R-5E	2,084	166	187		15		(592)	(48)	1,679	133
Class R-5	825	67	239		19		(1,724)	(148)	(660)	(62)
Class R-6	15,202	1,233	2,105		169		(10,995)	(900)	6,312	502
Total net increase (decrease)	$725,381	58,438	$169,253		13,573		$(697,551)	(57,788)	$197,083	14,223

Year ended October 31, 2019

Class A	$763,317	61,463	$157,189		13,009		$(520,173)	(41,953)	$400,333	32,519
Class C	123,068	9,944	26,061		2,176		(138,870)	(11,254)	10,259	866
Class T	—	—	—		—		—	—	—	—
Class F-1	33,402	2,692	3,731		309		(26,052)	(2,099)	11,081	902
Class F-2	172,852	13,897	17,294		1,427		(127,844)	(10,297)	62,302	5,027
Class F-3	34,044	2,761	2,572		213		(28,624)	(2,313)	7,992	661
Class 529-A	64,715	5,196	6,943		574		(39,931)	(3,214)	31,727	2,556
Class 529-C	19,254	1,556	1,893		158		(16,395)	(1,327)	4,752	387
Class 529-E	2,693	217	268		22		(3,269)	(266)	(308)	(27)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	15,231	1,218	1,125		93		(5,532)	(446)	10,824	865
Class ABLE-A	470	38	13		1		(65)	(5)	418	34
Class R-1	505	41	57		4		(268)	(21)	294	24
Class R-2	16,610	1,351	1,487		124		(10,194)	(833)	7,903	642
Class R-2E	360	30	22		2		(144)	(12)	238	20
Class R-3	12,505	1,004	1,363		113		(11,121)	(896)	2,747	221
Class R-4	13,255	1,053	1,426		118		(10,285)	(825)	4,396	346
Class R-5E	2,316	192	208		17		(928)	(75)	1,596	134
Class R-5	1,604	129	351		29		(1,414)	(113)	541	45
Class R-6	38,632	3,084	2,263		186		(17,264)	(1,373)	23,631	1,897
Total net increase (decrease)	$1,314,833	105,866	$224,267		18,575		$(958,373)	(77,322)	$580,727	47,119

40	American Funds Portfolio Series

Tax-Aware Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$358,850	26,172	$54,531	3,942	$(183,523)	(14,050)	$229,858	16,064
Class C	52,571	3,822	7,637	553	(34,847)	(2,654)	25,361	1,721
Class T	—	—	—	—	—	—	—	—
Class F-1	66,387	4,739	6,753	488	(60,026)	(4,604)	13,114	623
Class F-2	67,972	4,925	7,525	543	(70,418)	(5,473)	5,079	(5)
Class F-3	13,342	962	1,532	111	(10,946)	(846)	3,928	227
Total net increase (decrease)	$559,122	40,620	$77,978	5,637	$(359,760)	(27,627)	$277,340	18,630

Year ended October 31, 2019

Class A	$513,146	37,858	$71,777	5,470	$(222,160)	(16,603)	$362,763	26,725
Class C	88,142	6,545	10,335	797	(57,937)	(4,317)	40,540	3,025
Class T	—	—	—	—	—	—	—	—
Class F-1	103,083	7,625	8,728	666	(66,266)	(4,913)	45,545	3,378
Class F-2	127,034	9,394	9,374	711	(56,910)	(4,245)	79,498	5,860
Class F-3	21,941	1,627	2,392	182	(26,730)	(1,997)	(2,397)	(188)
Total net increase (decrease)	$853,346	63,049	$102,606	7,826	$(430,003)	(32,075)	$525,949	38,800

See end of tables for footnotes.

American Funds Portfolio Series	41

Preservation Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$439,858	43,462	$10,571		1,049		$(233,758)	(23,137)	$216,671	21,374
Class C	40,215	3,979	758		75		(22,055)	(2,189)	18,918	1,865
Class T	—	—	—		—		—	—	—	—
Class F-1	12,870	1,262	225		22		(3,960)	(393)	9,135	891
Class F-2	116,225	11,414	1,364		136		(44,052)	(4,357)	73,537	7,193
Class F-3	14,575	1,433	143		14		(943)	(93)	13,775	1,354
Class 529-A	44,896	4,446	1,348		134		(22,642)	(2,254)	23,602	2,326
Class 529-C	10,349	1,026	185		18		(7,588)	(756)	2,946	288
Class 529-E	2,280	227	49		5		(1,576)	(157)	753	75
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	6,676	662	320		32		(3,979)	(396)	3,017	298
Class ABLE-A	115	12	2		—	†	(43)	(4)	74	8
Class R-1	47	5	2		—	†	(101)	(10)	(52)	(5)
Class R-2	8,968	891	107		11		(6,232)	(621)	2,843	281
Class R-2E	736	72	8		1		(202)	(20)	542	53
Class R-3	10,715	1,060	169		17		(5,708)	(566)	5,176	511
Class R-4	4,470	440	123		12		(3,352)	(332)	1,241	120
Class R-5E	942	93	19		2		(361)	(36)	600	59
Class R-5	1,219	120	28		3		(462)	(46)	785	77
Class R-6	13,598	1,340	278		28		(8,271)	(818)	5,605	550
Total net increase (decrease)	$728,754	71,944	$15,699		1,559		$(365,285)	(36,185)	$379,168	37,318

Year ended October 31, 2019

Class A	$350,907	35,467	$17,454		1,764		$(292,899)	(29,655)	$75,462	7,576
Class C	33,319	3,373	1,253		127		(40,193)	(4,077)	(5,621)	(577)
Class T	—	—	—		—		—	—	—	—
Class F-1	12,416	1,253	378		39		(12,430)	(1,256)	364	36
Class F-2	63,081	6,380	1,982		200		(41,181)	(4,165)	23,882	2,415
Class F-3	11,146	1,122	93		9		(3,824)	(384)	7,415	747
Class 529-A	60,368	6,097	2,096		212		(34,547)	(3,493)	27,917	2,816
Class 529-C	16,971	1,716	297		30		(13,893)	(1,406)	3,375	340
Class 529-E	3,735	378	72		7		(2,308)	(234)	1,499	151
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	15,084	1,521	490		49		(8,312)	(839)	7,262	731
Class ABLE-A	242	24	3		—	†	(73)	(7)	172	17
Class R-1	362	36	5		—	†	(438)	(44)	(71)	(8)
Class R-2	9,206	932	166		17		(6,926)	(703)	2,446	246
Class R-2E	473	48	12		1		(305)	(30)	180	19
Class R-3	14,121	1,418	256		26		(12,292)	(1,236)	2,085	208
Class R-4	3,306	333	197		20		(3,585)	(368)	(82)	(15)
Class R-5E	1,142	116	20		2		(186)	(19)	976	99
Class R-5	620	62	45		5		(455)	(46)	210	21
Class R-6	14,567	1,468	376		38		(5,028)	(508)	9,915	998
Total net increase (decrease)	$611,066	61,744	$25,195		2,546		$(478,875)	(48,470)	$157,386	15,820

42	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2020

Class A	$64,738	6,569	$2,980	302	$(50,376)	(5,128)	$17,342	1,743
Class C	6,411	650	202	21	(6,705)	(682)	(92)	(11)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,303	132	37	4	(1,082)	(111)	258	25
Class F-2	19,887	2,018	598	60	(15,082)	(1,538)	5,403	540
Class F-3	4,897	497	79	8	(1,168)	(119)	3,808	386
Total net increase (decrease)	$97,236	9,866	$3,896	395	$(74,413)	(7,578)	$26,719	2,683

Year ended October 31, 2019

Class A	$123,786	12,730	$5,529	566	$(114,783)	(11,785)	$14,532	1,511
Class C	9,211	943	406	41	(15,480)	(1,587)	(5,863)	(603)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,624	268	66	7	(2,801)	(286)	(111)	(11)
Class F-2	42,565	4,355	1,008	103	(29,446)	(3,011)	14,127	1,447
Class F-3	6,650	678	83	8	(2,165)	(220)	4,568	466
Total net increase (decrease)	$184,836	18,974	$7,092	725	$(164,675)	(16,889)	$27,253	2,810

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Portfolio Series	43

Financial highlights

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2020[6,7]	$17.19	$.14	$(.83)	$(.69)	$(.16)	$(.71)	$(.87)	$15.63	(4.64)%[8]	$1,921		.40%[9]		.40%[9]		.84%[9]		1.73%[9]
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55	2,042		.40		.40		.83		1.04
10/31/2018	17.37	.11	(.42)	(.31)	(.12)	(.93)	(1.05)	16.01	(2.09)	1,737		.39		.39		.83		.63
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05	1,471		.35		.35		.79		1.02
10/31/2016	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86	1,074		.35		.33		.82		1.11
10/31/2015	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85	990		.45		.35		.84		1.02
Class C:
4/30/2020[6,7]	16.87	.08	(.84)	(.76)	(.03)	(.71)	(.74)	15.37	(5.04)[8]	361		1.14	[9]	1.14	[9]	1.58	[9]	.99	[9]
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
10/31/2018	17.08	(.02)	(.42)	(.44)	— [10]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16	295		1.11		1.11		1.55		.28
10/31/2016	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99	227		1.14		1.13		1.62		.30
10/31/2015	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06	198		1.22		1.12		1.61		.22
Class T:
4/30/2020[6,7]	17.22	.17	(.84)	(.67)	(.20)	(.71)	(.91)	15.64	(4.53)[8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.58	[9,11]	2.04	[9,11]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [11]	—	[12]	.15	[11]	.15	[11]	.58	[11]	1.35	[11]
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[11]	—	[12]	.10	[11]	.10	[11]	.54	[11]	.99	[11]
10/31/2017[6,13]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54 [8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.56	[9,11]	.52	[9,11]
Class F-1:
4/30/2020[6,7]	17.21	.14	(.83)	(.69)	(.16)	(.71)	(.87)	15.65	(4.63)[8]	80		.39	[9]	.39	[9]	.83	[9]	1.72	[9]
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01	58		.39		.39		.83		.99
10/31/2016	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77	40		.42		.40		.89		1.08
10/31/2015	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77	39		.50		.40		.89		1.01
Class F-2:
4/30/2020[6,7]	17.27	.17	(.84)	(.67)	(.20)	(.71)	(.91)	15.69	(4.50)[8]	383		.13	[9]	.13	[9]	.57	[9]	2.00	[9]
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37	249		.13		.13		.57		1.10
10/31/2016	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98	105		.15		.13		.62		1.15
10/31/2015	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08	55		.24		.14		.63		1.28
Class F-3:
4/30/2020[6,7]	17.24	.16	(.81)	(.65)	(.22)	(.71)	(.93)	15.66	(4.41)[8]	115		.02	[9]	.02	[9]	.46	[9]	1.94	[9]
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75
10/31/2017[6,14]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07 [8]	15		.02	[9]	.02	[9]	.46	[9]	.51	[9]

44	American Funds Portfolio Series

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2020[6,7]	$17.16	$.14	$(.84)	$(.70)	$(.15)	$(.71)	$(.86)	$15.60	(4.67)%[8]	$345		.43%[9]		.43%[9]		.87%[9]		1.68%[9]
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56	346		.44		.44		.87		.99
10/31/2018	17.35	.10	(.43)	(.33)	(.11)	(.93)	(1.04)	15.98	(2.17)	279		.41		.41		.85		.60
10/31/2017	14.27	.15	3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04	218		.40		.40		.84		.96
10/31/2016	14.56	.14	.11	.25	(.12)	(.42)	(.54)	14.27	1.79	147		.41		.39		.88		1.03
10/31/2015	14.81	.14	(.04)	.10	(.13)	(.22)	(.35)	14.56	.73	126		.51		.41		.90		.97
Class 529-C:
4/30/2020[6,7]	16.87	.08	(.83)	(.75)	(.02)	(.71)	(.73)	15.39	(4.99)[8]	72		1.19	[9]	1.19	[9]	1.63	[9]	.94	[9]
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64	79		1.21		1.21		1.64		.27
10/31/2018	17.08	(.03)	(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03	3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05	71		1.19		1.19		1.63		.17
10/31/2016	14.34	.03	.10	.13	(.02)	(.42)	(.44)	14.03	.92	56		1.23		1.21		1.70		.22
10/31/2015	14.61	.03	(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)	53		1.31		1.21		1.70		.18
Class 529-E:
4/30/2020[6,7]	17.06	.12	(.83)	(.71)	(.12)	(.71)	(.83)	15.52	(4.75)[8]	13		.64	[9]	.64	[9]	1.08	[9]	1.47	[9]
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30	13		.65		.65		1.08		.80
10/31/2018	17.25	.06	(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
10/31/2017	14.19	.11	3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71	9		.64		.64		1.08		.69
10/31/2016	14.50	.10	.10	.20	(.09)	(.42)	(.51)	14.19	1.45	6		.68		.67		1.16		.75
10/31/2015	14.75	.10	(.02)	.08	(.11)	(.22)	(.33)	14.50	.55	5		.78		.68		1.17		.69
Class 529-T:
4/30/2020[6,7]	17.21	.16	(.83)	(.67)	(.19)	(.71)	(.90)	15.64	(4.51)[8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.63	[9,11]	1.94	[9,11]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80 [11]	—	[12]	.19	[11]	.19	[11]	.62	[11]	1.27	[11]
10/31/2018	17.39	.15	(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[11]	—	[12]	.17	[11]	.17	[11]	.61	[11]	.89	[11]
10/31/2017[6,13]	15.06	.04	2.29	2.33	—	—	—	17.39	15.47 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.63	[9,11]	.45	[9,11]
Class 529-F-1:
4/30/2020[6,7]	17.23	.16	(.83)	(.67)	(.19)	(.71)	(.90)	15.66	(4.50)[8]	43		.20	[9]	.20	[9]	.64	[9]	1.91	[9]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75	40		.20		.20		.63		1.18
10/31/2018	17.41	.14	(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
10/31/2017	14.32	.18	3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25	17		.18		.18		.62		1.15
10/31/2016	14.61	.17	.11	.28	(.15)	(.42)	(.57)	14.32	1.97	10		.22		.21		.70		1.19
10/31/2015	14.85	.17	(.03)	.14	(.16)	(.22)	(.38)	14.61	.98	8		.31		.21		.70		1.12
Class ABLE-A:
4/30/2020[6,7]	17.12	.12	(.80)	(.68)	(.18)	(.71)	(.89)	15.55	(4.61)[8]	1		.44	[9]	.38	[9]	.82	[9]	1.50	[9]
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43		.36		.79		.56
10/31/2018[6,15]	17.48	.01	(1.49)	(1.48)	—	—	—	16.00	(8.47)[8,11]	—	[12]	.08	[8,11]	.06	[8,11]	.50	[8,11]	.04	[8,11]

See end of tables for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
4/30/2020[6,7]	$16.95	$.09	$(.84)	$(.75)	$(.05)	$(.71)	$(.76)	$15.44	(4.97)%[8]	$5		1.07%[9]		1.07%[9]		1.51%[9]		1.05%[9]
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10		1.10		1.53		.32
10/31/2018	17.16	(.02)	(.41)	(.43)	(.02)	(.93)	(.95)	15.78	(2.78)	5		1.10		1.10		1.54		(.10)
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
10/31/2016	14.39	.03	.11	.14	(.03)	(.42)	(.45)	14.08	1.03	3		1.15		1.14		1.63		.24
10/31/2015	14.65	.02	(.02)	—	(.04)	(.22)	(.26)	14.39	.03	2		1.23		1.13		1.62		.17
Class R-2:
4/30/2020[6,7]	16.82	.08	(.82)	(.74)	(.05)	(.71)	(.76)	15.32	(4.97)[8]	84		1.12	[9]	1.12	[9]	1.56	[9]	1.02	[9]
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12		1.12		1.55		.33
10/31/2018	17.03	(.01)	(.42)	(.43)	— [10]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10	67		1.10		1.10		1.54		.26
10/31/2016	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03	47		1.16		1.15		1.64		.22
10/31/2015	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03	33		1.25		1.15		1.64		.17
Class R-2E:
4/30/2020[6,7]	16.99	.10	(.83)	(.73)	(.07)	(.71)	(.78)	15.48	(4.87)[8]	4		.83	[9]	.83	[9]	1.27	[9]	1.26	[9]
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83		.83		1.26		.60
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48	1		.81		.81		1.25		.49
10/31/2016	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84	1		.75		.75		1.24		(.42)
10/31/2015	14.82	.17	(.04)	.13	(.16)	(.22)	(.38)	14.57	.94 [11]	—	[12]	.38	[11]	.27	[11]	.76	[11]	1.18	[11]
Class R-3:
4/30/2020[6,7]	17.05	.12	(.84)	(.72)	(.11)	(.71)	(.82)	15.51	(4.81)[8]	50		.68	[9]	.68	[9]	1.12	[9]	1.45	[9]
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52		.67		.67		1.10		.76
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67		.67		1.11		.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66		.66		1.10		.65
10/31/2016	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46	22		.72		.70		1.19		.69
10/31/2015	14.74	.10	(.03)	.07	(.10)	(.22)	(.32)	14.49	.48	18		.79		.69		1.18		.66
Class R-4:
4/30/2020[6,7]	17.17	.15	(.84)	(.69)	(.17)	(.71)	(.88)	15.60	(4.64)[8]	27		.36	[9]	.36	[9]	.80	[9]	1.84	[9]
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24		.37		.37		.80		1.05
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37		.37		.81		.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36		.36		.80		1.00
10/31/2016	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81	10		.41		.39		.88		1.08
10/31/2015	14.82	.15	(.04)	.11	(.14)	(.22)	(.36)	14.57	.81	9		.47		.37		.86		1.00
Class R-5E:
4/30/2020[6,7]	17.17	.15	(.82)	(.67)	(.20)	(.71)	(.91)	15.59	(4.55)[8]	7		.17	[9]	.17	[9]	.61	[9]	1.82	[9]
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6		.16		.16		.59		1.02
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17		.17		.61		.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[12]	.17		.10		.54		1.33
10/31/2016[6,16]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03 [8]	—	[12]	.27	[9]	.25	[9]	.74	[9]	1.32	[9]

46	American Funds Portfolio Series

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5:
4/30/2020[6,7]	$17.36	$.17	$(.84)	$(.67)	$(.21)	$(.71)	$(.92)	$15.77	(4.49)%[8]	$9	.07%[9]		.07%[9]		.51%[9]		2.07%[9]
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9	.08		.08		.51		1.38
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8	.08		.08		.52		.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8	.07		.07		.51		1.25
10/31/2016	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03	4	.10		.09		.58		1.25
10/31/2015	14.88	.16	— [10]	.16	(.12)	(.22)	(.34)	14.70	1.13	3	.18		.08		.57		1.10
Class R-6:
4/30/2020[6,7]	17.40	.17	(.83)	(.66)	(.22)	(.71)	(.93)	15.81	(4.43)[8]	78	.02	[9]	.02	[9]	.46	[9]	2.07	[9]
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79	.03		.03		.46		1.36
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56	.02		.02		.46		.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49	.03		.03		.47		1.31
10/31/2016	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32	.05		.03		.52		1.47
10/31/2015	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15	39	.14		.04		.53		1.36

See end of tables for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2020[6,7]	$18.76	$.15	$(.44)	$(.29)	$(.16)	$(.94)	$(1.10)	$17.37	(2.09)%[8]	$5,017		.38%[9]		.38%[9]		.75%[9]		1.62%[9]
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42	4,894		.40		.40		.78		.87
10/31/2018	18.13	.12	.26	.38	(.13)	(.49)	(.62)	17.89	2.02	3,973		.36		.36		.74		.65
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39	3,364		.33		.33		.72		.97
10/31/2016	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41	2,505		.34		.32		.76		.68
10/31/2015	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48	2,042		.42		.32		.75		.65
Class C:
4/30/2020[6,7]	18.38	.08	(.44)	(.36)	(.03)	(.94)	(.97)	17.05	(2.46)[8]	982		1.13	[9]	1.13	[9]	1.50	[9]	.88	[9]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55	990		1.14		1.14		1.52		.14
10/31/2018	17.78	(.02)	.27	.25	— [10]	(.49)	(.49)	17.54	1.34	858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37	761		1.11		1.11		1.50		.20
10/31/2016	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54	595		1.14		1.12		1.56		(.13)
10/31/2015	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69	458		1.21		1.11		1.54		(.18)
Class T:
4/30/2020[6,7]	18.78	.18	(.43)	(.25)	(.21)	(.94)	(1.15)	17.38	(1.92)[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.50	[9,11]	1.94	[9,11]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66 [11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.19	[11]
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30 [11]	—	[12]	.10	[11]	.10	[11]	.48	[11]	.96	[11]
10/31/2017[6,13]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44 [8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.50	[9,11]	.45	[9,11]
Class F-1:
4/30/2020[6,7]	18.75	.15	(.43)	(.28)	(.16)	(.94)	(1.10)	17.37	(2.04)[8]	101		.39	[9]	.39	[9]	.76	[9]	1.61	[9]
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40	101		.39		.39		.77		.92
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03	92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25	78		.39		.39		.78		.93
10/31/2016	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32	60		.41		.39		.83		.63
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42	51		.49		.39		.82		.61
Class F-2:
4/30/2020[6,7]	18.86	.17	(.44)	(.27)	(.21)	(.94)	(1.15)	17.44	(2.00)[8]	641		.13	[9]	.13	[9]	.50	[9]	1.86	[9]
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73	614		.12		.12		.50		1.12
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27	474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66	294		.13		.13		.52		1.11
10/31/2016	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58	166		.14		.13		.57		.81
10/31/2015	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68	104		.23		.13		.56		.82
Class F-3:
4/30/2020[6,7]	18.82	.18	(.43)	(.25)	(.23)	(.94)	(1.17)	17.40	(1.91)[8]	129		.02	[9]	.02	[9]	.39	[9]	1.99	[9]
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81	125		.02		.02		.40		1.16
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42	78		.02		.02		.40		.78
10/31/2017[6,14]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55 [8]	24		.02	[9]	.02	[9]	.41	[9]	.46	[9]

48	American Funds Portfolio Series

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2020[6,7]	$18.73	$.14	$(.43)	$(.29)	$(.16)	$(.94)	$(1.10)	$17.34	(2.12)%[8]	$964		.42%[9]		.42%[9]		.79%[9]		1.57%[9]
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33	912		.44		.44		.82		.82
10/31/2018	18.11	.11	.26	.37	(.12)	(.49)	(.61)	17.87	2.00	712		.41		.41		.79		.60
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36	567		.38		.38		.77		.87
10/31/2016	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28	370		.41		.40		.84		.60
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43	280		.49		.39		.82		.58
Class 529-C:
4/30/2020[6,7]	18.36	.07	(.44)	(.37)	(.01)	(.94)	(.95)	17.04	(2.49)[8]	189		1.18	[9]	1.18	[9]	1.55	[9]	.83	[9]
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51	196		1.19		1.19		1.57		.11
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22	182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32	184		1.18		1.18		1.57		.10
10/31/2016	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44	126		1.22		1.21		1.65		(.20)
10/31/2015	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64	98		1.31		1.21		1.64		(.24)
Class 529-E:
4/30/2020[6,7]	18.59	.12	(.43)	(.31)	(.12)	(.94)	(1.06)	17.22	(2.20)[8]	39		.63	[9]	.63	[9]	1.00	[9]	1.38	[9]
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15	39		.64		.64		1.02		.63
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73	31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01	26		.64		.64		1.03		.63
10/31/2016	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02	18		.68		.66		1.10		.35
10/31/2015	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14	14		.77		.67		1.10		.34
Class 529-T:
4/30/2020[6,7]	18.78	.17	(.44)	(.27)	(.20)	(.94)	(1.14)	17.37	(2.01)[8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.55	[9,11]	1.83	[9,11]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64 [11]	—	[12]	.18	[11]	.18	[11]	.56	[11]	1.12	[11]
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25 [11]	—	[12]	.17	[11]	.17	[11]	.55	[11]	.88	[11]
10/31/2017[6,13]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38 [8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.57	[9,11]	.38	[9,11]
Class 529-F-1:
4/30/2020[6,7]	18.82	.16	(.43)	(.27)	(.20)	(.94)	(1.14)	17.41	(1.99)[8]	129		.19	[9]	.19	[9]	.56	[9]	1.80	[9]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62	115		.19		.19		.57		1.02
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23	78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55	56		.18		.18		.57		1.01
10/31/2016	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47	30		.21		.20		.64		.74
10/31/2015	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64	20		.30		.20		.63		.70
Class ABLE-A:
4/30/2020[6,7]	18.69	.13	(.41)	(.28)	(.18)	(.94)	(1.12)	17.29	(2.06)[8]	2		.43	[9]	.37	[9]	.74	[9]	1.46	[9]
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43		.36		.74		.53
10/31/2018[6,15]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[8]	—	[12]	.11	[8]	.09	[8]	.47	[8]	.05	[8]

See end of tables for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
4/30/2020[6,7]	$18.44	$.08	$(.44)	$(.36)	$(.05)	$(.94)	$(.99)	$17.09	(2.45)%[8]	$25		1.11%[9]		1.11%[9]		1.48%[9]		.88%[9]
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11		1.11		1.49		.10
10/31/2018	17.87	(.03)	.28	.25	(.01)	(.49)	(.50)	17.62	1.31	16		1.11		1.11		1.49		(.18)
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36	9		1.11		1.11		1.50		.21
10/31/2016	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57	7		1.15		1.13		1.57		(.11)
10/31/2015	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66	7		1.22		1.12		1.55		(.19)
Class R-2:
4/30/2020[6,7]	18.37	.08	(.44)	(.36)	(.04)	(.94)	(.98)	17.03	(2.46)[8]	199		1.10	[9]	1.10	[9]	1.47	[9]	.92 [9]
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10		1.10		1.48		.17
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33	162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36	139		1.10		1.10		1.49		.16
10/31/2016	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57	94		1.15		1.14		1.58		(.20)
10/31/2015	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65	61		1.24		1.14		1.57		(.21)
Class R-2E:
4/30/2020[6,7]	18.50	.11	(.45)	(.34)	(.09)	(.94)	(1.03)	17.13	(2.36)[8]	11		.82	[9]	.82	[9]	1.19	[9]	1.22 [9]
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82		.82		1.20		.39
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57	8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76	6		.81		.81		1.20		.42
10/31/2016	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94	4		.82		.81		1.25		.23
10/31/2015	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43 [11]	—	[12]	.52	[11]	.42	[11]	.85	[11]	.48 [11]
Class R-3:
4/30/2020[6,7]	18.61	.12	(.43)	(.31)	(.12)	(.94)	(1.06)	17.24	(2.21)[8]	133		.66	[9]	.66	[9]	1.03	[9]	1.35 [9]
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09	129		.67		.67		1.05		.61
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76	107		.66		.66		1.04		.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95	88		.66		.66		1.05		.58
10/31/2016	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02	55		.71		.69		1.13		.26
10/31/2015	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07	37		.78		.68		1.11		.25
Class R-4:
4/30/2020[6,7]	18.73	.15	(.44)	(.29)	(.16)	(.94)	(1.10)	17.34	(2.08)[8]	62		.36	[9]	.36	[9]	.73	[9]	1.62 [9]
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44	60		.36		.36		.74		.92
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01	54		.36		.36		.74		.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40	48		.36		.36		.75		.91
10/31/2016	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29	31		.40		.38		.82		.59
10/31/2015	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42	23		.47		.37		.80		.40
Class R-5E:
4/30/2020[6,7]	18.75	.16	(.42)	(.26)	(.21)	(.94)	(1.15)	17.34	(1.97)[8]	19		.16	[9]	.16	[9]	.53	[9]	1.76 [9]
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69	16		.16		.16		.54		.97
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22	9		.16		.16		.54		.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71	6		.17		.17		.56		(.14)
10/31/2016[6,16]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73 [8]	—	[12]	.26	[9]	.25	[9]	.69	[9]	.89 [9]

50	American Funds Portfolio Series

Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5:
4/30/2020[6,7]	$18.95	$.18	$(.44)	$(.26)	$(.22)	$(.94)	$(1.16)	$17.53	(1.94)%[8]	$23	.06%[9]		.06%[9]		.43%[9]		1.94%[9]
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78	24	.07		.07		.45		1.20
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36	26	.07		.07		.45		.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70	22	.07		.07		.46		1.21
10/31/2016	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62	10	.10		.08		.52		.85
10/31/2015	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76	5	.17		.07		.50		.66
Class R-6:
4/30/2020[6,7]	18.91	.18	(.43)	(.25)	(.23)	(.94)	(1.17)	17.49	(1.90)[8]	105	.02	[9]	.02	[9]	.39	[9]	1.94	[9]
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81	132	.02		.02		.40		1.15
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40	87	.02		.02		.40		.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79	63	.02		.02		.41		1.21
10/31/2016	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66	41	.05		.03		.47		1.05
10/31/2015	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83	46	.13		.03		.46		1.00

See end of tables for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,7]	$15.29	$.16	$(.44)	$(.28)	$(.17)	$(.55)	$(.72)	$14.29	(2.11)%[8]	$6,124		.36%[9]		.36%[9]		.69%[9]		2.21%[9]
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02	6,248		.36		.36		.68		2.04
10/31/2018	15.06	.27	(.17)	.10	(.26)	(.27)	(.53)	14.63	.56	5,354		.35		.35		.68		1.74
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69	4,836		.33		.33		.66		1.91
10/31/2016	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98	3,924		.35		.34		.71		2.02
10/31/2015	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70	3,363		.42		.32		.69		1.95
Class C:
4/30/2020[6,7]	15.19	.11	(.44)	(.33)	(.12)	(.55)	(.67)	14.19	(2.50)[8]	1,200		1.09	[9]	1.09	[9]	1.42	[9]	1.48	[9]
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20	1,262		1.09		1.09		1.41		1.31
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)	1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84	1,111		1.11		1.11		1.44		1.15
10/31/2016	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16	923		1.13		1.12		1.49		1.23
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)	737		1.21		1.11		1.48		1.14
Class T:
4/30/2020[6,7]	15.29	.19	(.44)	(.25)	(.20)	(.55)	(.75)	14.29	(1.97)[8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.41	[9,11]	2.51	[9,11]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33 [11]	—	[12]	.08	[11]	.08	[11]	.40	[11]	2.35	[11]
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82 [11]	—	[12]	.08	[11]	.08	[11]	.41	[11]	2.02	[11]
10/31/2017[6,13]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67 [8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.44	[9,11]	1.66	[9,11]
Class F-1:
4/30/2020[6,7]	15.29	.16	(.45)	(.29)	(.17)	(.55)	(.72)	14.28	(2.19)[8]	183		.38	[9]	.38	[9]	.71	[9]	2.18	[9]
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00	180		.38		.38		.70		2.01
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53	156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72	150		.39		.39		.72		1.87
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86	111		.40		.39		.76		1.96
10/31/2015	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64	84		.48		.38		.75		1.90
Class F-2:
4/30/2020[6,7]	15.31	.18	(.44)	(.26)	(.19)	(.55)	(.74)	14.31	(1.99)[8]	702		.12	[9]	.12	[9]	.45	[9]	2.45	[9]
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27	714		.12		.12		.44		2.26
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79	598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00	385		.13		.13		.46		2.08
10/31/2016	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11	203		.14		.13		.50		2.20
10/31/2015	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88	125		.23		.13		.50		2.08
Class F-3:
4/30/2020[6,7]	15.30	.19	(.45)	(.26)	(.20)	(.55)	(.75)	14.29	(2.01)[8]	102		.02	[9]	.02	[9]	.35	[9]	2.56	[9]
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40	107		.01		.01		.33		2.36
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89	70		.01		.01		.34		2.03
10/31/2017[6,14]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57 [8]	28		.02	[9]	.02	[9]	.35	[9]	1.74	[9]

52	American Funds Portfolio Series

Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2020[6,7]	$15.28	$.16	$(.44)	$(.28)	$(.17)	$(.55)	$(.72)	$14.28	(2.13)%[8]	$597		.39%[9]		.39%[9]		.72%[9]		2.17%[9]
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99	591		.39		.39		.71		2.00
10/31/2018	15.05	.26	(.16)	.10	(.26)	(.27)	(.53)	14.62	.52	504		.39		.39		.72		1.70
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64	439		.39		.39		.72		1.85
10/31/2016	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81	329		.44		.43		.80		1.92
10/31/2015	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61	276		.51		.41		.78		1.87
Class 529-C:
4/30/2020[6,7]	15.20	.10	(.43)	(.33)	(.11)	(.55)	(.66)	14.21	(2.47)[8]	155		1.14	[9]	1.14	[9]	1.47	[9]	1.41	[9]
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13	164		1.15		1.15		1.47		1.26
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)	155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75	159		1.18		1.18		1.51		1.07
10/31/2016	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05	128		1.22		1.20		1.57		1.15
10/31/2015	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)	114		1.30		1.20		1.57		1.08
Class 529-E:
4/30/2020[6,7]	15.25	.15	(.44)	(.29)	(.16)	(.55)	(.71)	14.25	(2.25)[8]	27		.61	[9]	.61	[9]	.94	[9]	1.96	[9]
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77	27		.62		.62		.94		1.78
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29	23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31	21		.64		.64		.97		1.61
10/31/2016	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67	17		.68		.66		1.03		1.71
10/31/2015	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29	14		.76		.66		1.03		1.61
Class 529-T:
4/30/2020[6,7]	15.29	.18	(.44)	(.26)	(.19)	(.55)	(.74)	14.29	(2.00)[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.46	[9,11]	2.43	[9,11]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26 [11]	—	[12]	.14	[11]	.14	[11]	.46	[11]	2.26	[11]
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75 [11]	—	[12]	.15	[11]	.15	[11]	.48	[11]	1.94	[11]
10/31/2017[6,13]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63 [8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.51	[9,11]	1.59	[9,11]
Class 529-F-1:
4/30/2020[6,7]	15.30	.18	(.45)	(.27)	(.19)	(.55)	(.74)	14.29	(2.07)[8]	57		.15	[9]	.15	[9]	.48	[9]	2.40	[9]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25	56		.15		.15		.47		2.22
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75	41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95	34		.18		.18		.51		2.05
10/31/2016	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03	24		.21		.20		.57		2.12
10/31/2015	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81	19		.30		.20		.57		2.09
Class ABLE-A:
4/30/2020[6,7]	15.27	.16	(.44)	(.28)	(.17)	(.55)	(.72)	14.27	(2.12)[8]	2		.41	[9]	.35	[9]	.68	[9]	2.15	[9]
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40		.34		.66		1.84
10/31/2018[6,15]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[8]	—	[12]	.11	[8]	.09	[8]	.42	[8]	.50	[8]

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2020[6,7]	$15.21	$.11	$(.44)	$(.33)	$(.12)	$(.55)	$(.67)	$14.21	(2.50)%[8]	$14		1.10%[9]		1.10%[9]		1.43%[9]		1.46%[9]
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11		1.11		1.43		1.24
10/31/2018	15.00	.14	(.15)	(.01)	(.15)	(.27)	(.42)	14.57	(.19)	9		1.10		1.10		1.43		.94
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86	8		1.11		1.11		1.44		1.13
10/31/2016	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08	6		1.15		1.13		1.50		1.23
10/31/2015	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)	7		1.22		1.12		1.49		1.12
Class R-2:
4/30/2020[6,7]	15.17	.11	(.44)	(.33)	(.12)	(.55)	(.67)	14.17	(2.51)[8]	147		1.08	[9]	1.08	[9]	1.41	[9]	1.49	[9]
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09		1.09		1.41		1.31
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88	122		1.10		1.10		1.43		1.14
10/31/2016	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08	91		1.15		1.14		1.51		1.20
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)	63		1.24		1.14		1.51		1.09
Class R-2E:
4/30/2020[6,7]	15.25	.13	(.45)	(.32)	(.14)	(.55)	(.69)	14.24	(2.42)[8]	14		.82	[9]	.82	[9]	1.15	[9]	1.81	[9]
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81		.81		1.13		1.53
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17	8		.80		.80		1.13		1.44
10/31/2016	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47	4		.82		.82		1.19		1.19
10/31/2015	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76 [11]	—	[12]	.36	[11]	.25	[11]	.62	[11]	2.07	[11]
Class R-3:
4/30/2020[6,7]	15.24	.14	(.45)	(.31)	(.15)	(.55)	(.70)	14.23	(2.34)[8]	107		.66	[9]	.66	[9]	.99	[9]	1.91	[9]
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110		.66		.66		.98		1.71
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26	93		.66		.66		.99		1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39	82		.65		.65		.98		1.58
10/31/2016	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51	60		.70		.69		1.06		1.66
10/31/2015	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36	41		.78		.68		1.05		1.59
Class R-4:
4/30/2020[6,7]	15.29	.17	(.46)	(.29)	(.17)	(.55)	(.72)	14.28	(2.18)[8]	69		.36	[9]	.36	[9]	.69	[9]	2.23	[9]
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70		.36		.36		.68		2.00
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61	64		.36		.36		.69		1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68	74		.36		.36		.69		1.88
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88	55		.39		.38		.75		1.99
10/31/2015	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67	35		.46		.36		.73		1.66
Class R-5E:
4/30/2020[6,7]	15.28	.17	(.44)	(.27)	(.19)	(.55)	(.74)	14.27	(2.08)[8]	12		.16	[9]	.16	[9]	.49	[9]	2.33	[9]
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10		.16		.16		.48		2.12
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76	6		.16		.16		.49		1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06	4		.17		.16		.49		.12
10/31/2016[6,16]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20 [8]	—	[12]	.25	[9]	.24	[9]	.61	[9]	2.28	[9]

54	American Funds Portfolio Series

Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2020[6,7]	$15.35	$.19	$(.45)	$(.26)	$(.20)	$(.55)	$(.75)	$14.34	(2.02)%[8]	$21	.07%[9]		.07%[9]		.40%[9]		2.51%[9]
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21	.07		.07		.39		2.35
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84	21	.07		.07		.40		2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03	18	.07		.07		.40		2.08
10/31/2016	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23	7	.09		.08		.45		2.24
10/31/2015	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94	3	.17		.07		.44		2.16
Class R-6:
4/30/2020[6,7]	15.32	.19	(.44)	(.25)	(.20)	(.55)	(.75)	14.32	(1.94)[8]	233	.02	[9]	.02	[9]	.35	[9]	2.56	[9]
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208	.02		.02		.34		2.35
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89	119	.02		.02		.35		2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11	83	.02		.02		.35		2.19
10/31/2016	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28	52	.04		.02		.39		2.32
10/31/2015	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98	44	.12		.02		.39		2.20

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,7]	$15.27	$.15	$(.43)	$(.28)	$(.17)	$(.30)	$(.47)	$14.52	(2.01)%[8]	$5,621		.35%[9]		.35%[9]		.67%[9]		2.00%[9]
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86	5,621		.35		.35		.72		1.93
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.27)	4,655		.35		.35		.73		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23	4,073		.35		.35		.73		1.68
10/31/2016	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45	3,209		.37		.35		.73		1.57
10/31/2015	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76	2,586		.42		.32		.70		1.51
Class C:
4/30/2020[6,7]	15.17	.10	(.43)	(.33)	(.11)	(.30)	(.41)	14.43	(2.33)[8]	1,125		1.07	[9]	1.07	[9]	1.39	[9]	1.28	[9]
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38	1,032		1.11		1.11		1.49		.92
10/31/2016	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65	866		1.13		1.12		1.50		.80
10/31/2015	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96	658		1.21		1.11		1.49		.71
Class T:
4/30/2020[6,7]	15.28	.17	(.43)	(.26)	(.19)	(.30)	(.49)	14.53	(1.87)[8,11]	—	[12]	.08	[9,11]	.08	[9,11]	.40	[9,11]	2.29	[9,11]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [11]	—	[12]	.08	[11]	.08	[11]	.45	[11]	2.22	[11]
10/31/2018	14.87	.30	(.30)	— [10]	(.29)	(.29)	(.58)	14.29	(.08)[11]	—	[12]	.08	[11]	.08	[11]	.46	[11]	2.03	[11]
10/31/2017[6,13]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96 [8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.49	[9,11]	1.59	[9,11]
Class F-1:
4/30/2020[6,7]	15.27	.15	(.43)	(.28)	(.16)	(.30)	(.46)	14.53	(1.96)[8]	149		.38	[9]	.38	[9]	.70	[9]	1.96	[9]
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15	140		.39		.39		.77		1.61
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43	137		.40		.39		.77		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71	85		.48		.38		.76		1.46
Class F-2:
4/30/2020[6,7]	15.30	.17	(.44)	(.27)	(.18)	(.30)	(.48)	14.55	(1.89)[8]	733		.12	[9]	.12	[9]	.44	[9]	2.24	[9]
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45	401		.13		.13		.51		1.87
10/31/2016	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68	222		.14		.13		.51		1.77
10/31/2015	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03	104		.23		.13		.51		1.69
Class F-3:
4/30/2020[6,7]	15.28	.17	(.43)	(.26)	(.19)	(.30)	(.49)	14.53	(1.84)[8]	138		.01	[9]	.01	[9]	.33	[9]	2.33	[9]
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	.00	76		.01		.01		.39		2.06
10/31/2017[6,14]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58 [8]	44		.02	[9]	.02	[9]	.40	[9]	1.55	[9]

56	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2020[6,7]	$15.27	$.15	$(.43)	$(.28)	$(.17)	$(.30)	$(.47)	$14.52	(2.02)%[8]	$377		.37%[9]		.37%[9]		.69%[9]		1.98%[9]
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	385		.38		.38		.75		1.91
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.37)	332		.39		.39		.77		1.72
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14	280		.42		.42		.80		1.60
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38	213		.44		.42		.80		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66	182		.52		.42		.80		1.42
Class 529-C:
4/30/2020[6,7]	15.20	.09	(.42)	(.33)	(.11)	(.30)	(.41)	14.46	(2.36)[8]	110		1.12	[9]	1.12	[9]	1.44	[9]	1.23	[9]
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03	118		1.13		1.13		1.50		1.17
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27	122		1.18		1.18		1.56		.84
10/31/2016	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61	102		1.22		1.21		1.59		.72
10/31/2015	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84	92		1.30		1.20		1.58		.64
Class 529-E:
4/30/2020[6,7]	15.24	.13	(.43)	(.30)	(.15)	(.30)	(.45)	14.49	(2.14)[8]	15		.60	[9]	.60	[9]	.92	[9]	1.78	[9]
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67	15		.61		.61		.98		1.69
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88	11		.64		.64		1.02		1.40
10/31/2016	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16	9		.67		.66		1.04		1.26
10/31/2015	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43	7		.77		.67		1.05		1.16
Class 529-T:
4/30/2020[6,7]	15.28	.17	(.44)	(.27)	(.18)	(.30)	(.48)	14.53	(1.90)[8,11]	—	[12]	.13	[9,11]	.13	[9,11]	.45	[9,11]	2.22	[9,11]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16 [11]	—	[12]	.13	[11]	.13	[11]	.50	[11]	2.16	[11]
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[11]	—	[12]	.14	[11]	.14	[11]	.52	[11]	1.96	[11]
10/31/2017[6,13]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92 [8,11]	—	[12]	.18	[9,11]	.18	[9,11]	.56	[9,11]	1.52	[9,11]
Class 529-F-1:
4/30/2020[6,7]	15.29	.17	(.44)	(.27)	(.18)	(.30)	(.48)	14.54	(1.90)[8]	51		.13	[9]	.13	[9]	.45	[9]	2.23	[9]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16	49		.13		.13		.50		2.15
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46	31		.18		.18		.56		1.84
10/31/2016	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60	22		.22		.20		.58		1.71
10/31/2015	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89	17		.30		.20		.58		1.64
Class ABLE-A:
4/30/2020[6,7]	15.26	.14	(.41)	(.27)	(.17)	(.30)	(.47)	14.52	(1.95)[8]	1		.40	[9]	.34	[9]	.66	[9]	1.95	[9]
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40		.33		.70		1.78
10/31/2018[6,15]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[8]	—	[12]	.10	[8]	.08	[8]	.46	[8]	.46	[8]

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2020[6,7]	$15.20	$.09	$(.43)	$(.34)	$(.10)	$(.30)	$(.40)	$14.46	(2.37)%[8]	$11		1.12%[9]		1.12%[9]		1.44%[9]		1.21%[9]
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12		1.12		1.49		1.20
10/31/2018	14.80	.15	(.30)	(.15)	(.14)	(.29)	(.43)	14.22	(1.07)	12		1.11		1.11		1.49		.99
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32	10		1.11		1.11		1.49		.94
10/31/2016	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66	10		1.15		1.13		1.51		.78
10/31/2015	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99	9		1.22		1.12		1.50		.70
Class R-2:
4/30/2020[6,7]	15.18	.10	(.44)	(.34)	(.11)	(.30)	(.41)	14.43	(2.40)[8]	117		1.09	[9]	1.09	[9]	1.41	[9]	1.28	[9]
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10		1.10		1.47		1.20
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39	100		1.09		1.09		1.47		.92
10/31/2016	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63	75		1.16		1.14		1.52		.76
10/31/2015	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92	54		1.24		1.14		1.52		.67
Class R-2E:
4/30/2020[6,7]	15.26	.11	(.43)	(.32)	(.13)	(.30)	(.43)	14.51	(2.26)[8]	11		.82	[9]	.82	[9]	1.14	[9]	1.52	[9]
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81		.81		1.18		1.42
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74	16		.80		.80		1.18		1.08
10/31/2016	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09	3		.82		.82		1.20		.73
10/31/2015	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82 [11]	—	[12]	.35	[11]	.25	[11]	.63	[11]	1.61	[11]
Class R-3:
4/30/2020[6,7]	15.23	.13	(.43)	(.30)	(.14)	(.30)	(.44)	14.49	(2.11)[8]	128		.66	[9]	.66	[9]	.98	[9]	1.69	[9]
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135		.66		.66		1.03		1.62
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119		.66		.66		1.04		1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91	105		.65		.65		1.03		1.36
10/31/2016	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13	80		.71		.69		1.07		1.24
10/31/2015	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38	63		.78		.68		1.06		1.15
Class R-4:
4/30/2020[6,7]	15.27	.15	(.42)	(.27)	(.17)	(.30)	(.47)	14.53	(1.95)[8]	88		.36	[9]	.36	[9]	.68	[9]	2.01	[9]
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97		.36		.36		.73		1.92
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99		.36		.36		.74		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24	94		.35		.35		.73		1.67
10/31/2016	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43	55		.40		.38		.76		1.62
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72	53		.46		.36		.74		1.45
Class R-5E:
4/30/2020[6,7]	15.28	.16	(.42)	(.26)	(.18)	(.30)	(.48)	14.54	(1.86)[8]	13		.16	[9]	.16	[9]	.48	[9]	2.13	[9]
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14		.16		.16		.53		2.08
10/31/2018	14.87	.28	(.28)	— [10]	(.28)	(.29)	(.57)	14.30	(.06)	10		.15		.15		.53		1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41	7		.16		.16		.54		1.22
10/31/2016[6,16]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38 [8]	—	[12]	.26	[9]	.25	[9]	.63	[9]	1.60	[9]

58	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2020[6,7]	$15.31	$.17	$(.43)	$(.26)	$(.19)	$(.30)	$(.49)	$14.56	(1.86)%[8]	$21	.07%[9]		.07%[9]		.39%[9]		2.28%[9]
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22	.07		.07		.44		2.25
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21	.07		.07		.45		2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50	19	.07		.07		.45		1.93
10/31/2016	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79	12	.10		.08		.46		1.85
10/31/2015	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00	11	.17		.07		.45		1.78
Class R-6:
4/30/2020[6,7]	15.31	.17	(.43)	(.26)	(.19)	(.30)	(.49)	14.56	(1.84)[8]	387	.02	[9]	.02	[9]	.34	[9]	2.33	[9]
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409	.02		.02		.39		2.26
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288	.02		.02		.40		2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64	253	.02		.02		.40		1.96
10/31/2016	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77	138	.04		.02		.40		1.81
10/31/2015	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05	73	.12		.02		.40		1.77

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,7]	$12.80	$.22	$(.78)	$(.56)	$(.23)	$(.17)	$(.40)	$11.84	(4.54)%[8]	$3,664		.34%[9]		.34%[9]		.61%[9]		3.50%[9]
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85	3,794		.34		.34		.63		3.28
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.27	3,225		.34		.34		.63		3.05
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	3,175		.36		.36		.66		2.93
10/31/2016	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30	2,655		.36		.35		.65		3.13
10/31/2015	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)	2,265		.44		.34		.64		3.35
Class C:
4/30/2020[6,7]	12.72	.17	(.77)	(.60)	(.18)	(.17)	(.35)	11.77	(4.86)[8]	646		1.06	[9]	1.06	[9]	1.33	[9]	2.78	[9]
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02	696		1.07		1.07		1.36		2.56
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)	654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77	689		1.11		1.11		1.41		2.18
10/31/2016	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55	627		1.14		1.12		1.42		2.35
10/31/2015	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)	529		1.21		1.11		1.41		2.57
Class T:
4/30/2020[6,7]	12.80	.24	(.78)	(.54)	(.25)	(.17)	(.42)	11.84	(4.40)[8,11]	—	[12]	.05	[9,11]	.05	[9,11]	.32	[9,11]	3.81	[9,11]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15 [11]	—	[12]	.05	[11]	.05	[11]	.34	[11]	3.59	[11]
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52 [11]	—	[12]	.08	[11]	.08	[11]	.37	[11]	3.32	[11]
10/31/2017[6,13]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83 [8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.41	[9,11]	2.84	[9,11]
Class F-1:
4/30/2020[6,7]	12.80	.22	(.78)	(.56)	(.23)	(.17)	(.40)	11.84	(4.56)[8]	88		.38	[9]	.38	[9]	.65	[9]	3.48	[9]
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70	90		.38		.38		.67		3.25
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22	75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66	88		.39		.39		.69		2.91
10/31/2016	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26	83		.41		.39		.69		3.09
10/31/2015	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)	72		.48		.38		.68		3.32
Class F-2:
4/30/2020[6,7]	12.81	.23	(.78)	(.55)	(.24)	(.17)	(.41)	11.85	(4.43)[8]	354		.13	[9]	.13	[9]	.40	[9]	3.72	[9]
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98	411		.12		.12		.41		3.49
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50	331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95	264		.13		.13		.43		3.14
10/31/2016	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54	174		.14		.13		.43		3.45
10/31/2015	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)	77		.24		.14		.44		3.56
Class F-3:
4/30/2020[6,7]	12.80	.24	(.78)	(.54)	(.25)	(.17)	(.42)	11.84	(4.38)[8]	59		.02	[9]	.02	[9]	.29	[9]	3.81	[9]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19	56		.02		.02		.31		3.63
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60	45		.02		.02		.31		3.41
10/31/2017[6,14]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02 [8]	20		.02	[9]	.02	[9]	.32	[9]	2.96	[9]

60	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operation	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2020[6,7]	$12.79	$.22	$(.78)	$(.56)	$(.23)	$(.17)	$(.40)	$11.83	(4.56)%[8]	$175		.37%[9]		.37%[9]		.64%[9]		3.47%[9]
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83	176		.36		.36		.65		3.24
10/31/2018	12.62	.38	(.35)	.03	(.38)	(.06)	(.44)	12.21	.14	137		.40		.40		.69		3.01
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64	100		.42		.42		.72		2.86
10/31/2016	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81		.44		.43		.73		3.05
10/31/2015	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71		.55		.45		.75		3.25
Class 529-C:
4/30/2020[6,7]	12.73	.17	(.77)	(.60)	(.18)	(.17)	(.35)	11.78	(4.88)[8]	49		1.12	[9]	1.12	[9]	1.39	[9]	2.72	[9]
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96	54		1.12		1.12		1.41		2.49
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)	46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79	52		1.16		1.16		1.46		2.13
10/31/2016	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47		1.22		1.20		1.50		2.27
10/31/2015	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45		1.30		1.20		1.50		2.49
Class 529-E:
4/30/2020[6,7]	12.79	.20	(.78)	(.58)	(.21)	(.17)	(.38)	11.83	(4.66)[8]	7		.59	[9]	.59	[9]	.86	[9]	3.28	[9]
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55	6		.59		.59		.88		3.07
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)	7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31	7		.64		.64		.94		2.65
10/31/2016	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6		.68		.66		.96		2.81
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6		.77		.67		.97		3.00
Class 529-T:
4/30/2020[6,7]	12.80	.23	(.78)	(.55)	(.24)	(.17)	(.41)	11.84	(4.43)[8,11]	—	[12]	.11	[9,11]	.11	[9,11]	.38	[9,11]	3.73	[9,11]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08 [11]	—	[12]	.11	[11]	.11	[11]	.40	[11]	3.51	[11]
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46 [11]	—	[12]	.15	[11]	.15	[11]	.44	[11]	3.24	[11]
10/31/2017[6,13]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79 [8,11]	—	[12]	.19	[9,11]	.19	[9,11]	.49	[9,11]	2.77	[9,11]
Class 529-F-1:
4/30/2020[6,7]	12.80	.23	(.78)	(.55)	(.24)	(.17)	(.41)	11.84	(4.43)[8]	33		.12	[9]	.12	[9]	.39	[9]	3.73	[9]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99	32		.12		.12		.41		3.46
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47	20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89	10		.18		.18		.48		3.13
10/31/2016	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45	9		.21		.20		.50		3.26
10/31/2015	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)	6		.30		.20		.50		3.50
Class ABLE-A:
4/30/2020[6,7]	12.78	.22	(.78)	(.56)	(.23)	(.17)	(.40)	11.82	(4.55)[8]	1		.40	[9]	.33	[9]	.60	[9]	3.51	[9]
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[12]	.39		.32		.61		3.17
10/31/2018[6,15]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[8]	—	[12]	.09	[8]	.07	[8]	.36	[8]	.91	[8]

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2020[6,7]	$12.74	$.17	$(.78)	$(.61)	$(.18)	$(.17)	$(.35)	$11.78	(4.94)%[8]	$2		1.13%[9]		1.13%[9]		1.40%[9]		2.72%[9]
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14		1.14		1.43		2.48
10/31/2018	12.57	.29	(.35)	(.06)	(.28)	(.06)	(.34)	12.17	(.54)	1		1.12		1.12		1.41		2.31
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/2016	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
10/31/2015	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)	1		1.22		1.12		1.42		2.56
Class R-2:
4/30/2020[6,7]	12.72	.17	(.77)	(.60)	(.18)	(.17)	(.35)	11.77	(4.86)[8]	41		1.09	[9]	1.09	[9]	1.36	[9]	2.76	[9]
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10		1.10		1.39		2.52
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
10/31/2016	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27		1.17		1.15		1.45		2.33
10/31/2015	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)	22		1.24		1.14		1.44		2.55
Class R-2E:
4/30/2020[6,7]	12.79	.19	(.78)	(.59)	(.20)	(.17)	(.37)	11.83	(4.76)[8]	1		.82	[9]	.82	[9]	1.09	[9]	3.05	[9]
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82		.82		1.11		2.74
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[12]	.79		.79		1.09		2.51
10/31/2016	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—	[12]	.68		.67		.97		1.65
10/31/2015	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[11]	—	[12]	.36	[11]	.25	[11]	.55	[11]	3.46	[11]
Class R-3:
4/30/2020[6,7]	12.77	.20	(.78)	(.58)	(.21)	(.17)	(.38)	11.81	(4.71)[8]	33		.64	[9]	.64	[9]	.91	[9]	3.20	[9]
10/31/2019	12.20	.37	.74	1.11	(.37)	(.17)	(.54)	12.77	9.43	34		.66		.66		.95		2.95
10/31/2018	12.60	.34	(.34)	— [10]	(.34)	(.06)	(.40)	12.20	(.05)	30		.66		.66		.95		2.74
10/31/2017	11.68	.32	.98	1.30	(.33)	(.05)	(.38)	12.60	11.32	31		.65		.65		.95		2.66
10/31/2016	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98	25		.71		.69		.99		2.79
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	18		.78		.68		.98		2.99
Class R-4:
4/30/2020[6,7]	12.80	.22	(.78)	(.56)	(.23)	(.17)	(.40)	11.84	(4.55)[8]	34		.36	[9]	.36	[9]	.63	[9]	3.49	[9]
10/31/2019	12.22	.40	.75	1.15	(.40)	(.17)	(.57)	12.80	9.80	37		.37		.37		.66		3.21
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.24	31		.37		.37		.66		3.02
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	36		.35		.35		.65		2.93
10/31/2016	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28	31		.40		.38		.68		3.07
10/31/2015	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)	19		.46		.36		.66		3.26
Class R-5E:
4/30/2020[6,7]	12.79	.22	(.77)	(.55)	(.24)	(.17)	(.41)	11.83	(4.46)[8]	7		.17	[9]	.17	[9]	.44	[9]	3.57	[9]
10/31/2019	12.21	.42	.76	1.18	(.43)	(.17)	(.60)	12.79	10.04	5		.16		.16		.45		3.36
10/31/2018	12.61	.40	(.33)	.07	(.41)	(.06)	(.47)	12.21	.46	4		.15		.15		.44		3.18
10/31/2017	11.69	.23	1.13	1.36	(.39)	(.05)	(.44)	12.61	11.86	3		.16		.16		.46		1.81
10/31/2016[6,16]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14 [8]	—	[12]	.26	[9]	.25	[9]	.55	[9]	3.77	[9]

62	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2020[6,7]	$12.83	$.24	$(.78)	$(.54)	$(.25)	$(.17)	$(.42)	$11.87	(4.39)%[8]	$6	.06%[9]		.06%[9]		.33%[9]		3.82%[9]
10/31/2019	12.25	.44	.75	1.19	(.44)	(.17)	(.61)	12.83	10.11	8	.07		.07		.36		3.56
10/31/2018	12.65	.42	(.34)	.08	(.42)	(.06)	(.48)	12.25	.55	7	.07		.07		.36		3.33
10/31/2017	11.72	.39	.99	1.38	(.40)	(.05)	(.45)	12.65	12.00	7	.07		.07		.37		3.21
10/31/2016	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56	4	.10		.08		.38		3.35
10/31/2015	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09	3	.18		.08		.38		3.58
Class R-6:
4/30/2020[6,7]	12.82	.24	(.78)	(.54)	(.25)	(.17)	(.42)	11.86	(4.38)[8]	64	.02	[9]	.02	[9]	.29	[9]	3.80	[9]
10/31/2019	12.24	.45	.74	1.19	(.44)	(.17)	(.61)	12.82	10.17	63	.02		.02		.31		3.61
10/31/2018	12.64	.43	(.35)	.08	(.42)	(.06)	(.48)	12.24	.59	37	.02		.02		.31		3.38
10/31/2017	11.72	.40	.98	1.38	(.41)	(.05)	(.46)	12.64	11.96	33	.02		.02		.32		3.25
10/31/2016	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71	25	.04		.03		.33		3.43
10/31/2015	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05	17	.13		.03		.33		3.64

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,7]	$14.05	$.16	$(.93)	$(.77)	$(.16)	$(.20)	$(.36)	$12.92	(5.61)%[8]	$2,072		.36%[9]		.36%[9]		.67%[9]		2.37%[9]
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08	2,027		.35		.35		.68		2.54
10/31/2018	13.57	.34	(.14)	.20	(.33)	(.22)	(.55)	13.22	1.43	1,555		.38		.38		.72		2.47
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03	1,229		.39		.39		.73		2.63
10/31/2016	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52	889		.43		.42		.78		2.69
10/31/2015	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22	649		.53		.43		.79		2.74
Class C:
4/30/2020[6,7]	13.94	.11	(.91)	(.80)	(.11)	(.20)	(.31)	12.83	(5.85)[8]	323		1.06	[9]	1.06	[9]	1.37	[9]	1.67	[9]
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24	327		1.05		1.05		1.38		1.84
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68	268		1.08		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32	213		1.12		1.12		1.46		1.90
10/31/2016	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70	155		1.14		1.13		1.49		1.97
10/31/2015	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50	101		1.23		1.13		1.49		2.04
Class T:
4/30/2020[6,7]	14.05	.18	(.93)	(.75)	(.18)	(.20)	(.38)	12.92	(5.46)[8,11]	—	[12]	.06	[9,11]	.06	[9,11]	.37	[9,11]	2.67	[9,11]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40 [11]	—	[12]	.05	[11]	.05	[11]	.38	[11]	2.85	[11]
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72 [11]	—	[12]	.09	[11]	.09	[11]	.43	[11]	2.76	[11]
10/31/2017[6,13]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41 [8,11]	—	[12]	.12	[9,11]	.12	[9,11]	.46	[9,11]	2.72	[9,11]
Class F-1:
4/30/2020[6,7]	14.04	.16	(.92)	(.76)	(.16)	(.20)	(.36)	12.92	(5.56)[8]	236		.40	[9]	.40	[9]	.71	[9]	2.33	[9]
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96	247		.39		.39		.72		2.50
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44	188		.39		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15	134		.39		.39		.73		2.59
10/31/2016	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47	39		.41		.40		.76		2.69
10/31/2015	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24	22		.50		.40		.76		2.76
Class F-2:
4/30/2020[6,7]	14.07	.18	(.93)	(.75)	(.18)	(.20)	(.38)	12.94	(5.50)[8]	250		.14	[9]	.14	[9]	.45	[9]	2.59	[9]
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31	272		.13		.13		.46		2.76
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70	179		.13		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36	101		.14		.14		.48		2.85
10/31/2016	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72	62		.15		.14		.50		2.95
10/31/2015	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49	34		.25		.15		.51		3.01
Class F-3:
4/30/2020[6,7]	14.06	.19	(.93)	(.74)	(.19)	(.20)	(.39)	12.93	(5.45)[8]	52		.03	[9]	.03	[9]	.34	[9]	2.71	[9]
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43	54		.02		.02		.35		2.91
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80	53		.02		.02		.36		2.81
10/31/2017[6,14]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83 [8]	21		.02	[9]	.02	[9]	.36	[9]	2.95	[9]

64	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,7]	$10.01	$.09	$.29	$.38	$(.10)	$—	$(.10)	$10.29	3.78%[8]		$1,284		.41%[9]		.41%[9]		.68%[9]		1.73%[9]
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07		1,035		.39		.39		.68		1.82
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.63)		929		.39		.39		.69		1.52
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08		988		.42		.42		.72		1.07
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90		803		.42		.41		.71		1.05
10/31/2015	9.95	.11	— [10]	.11	(.11)	—	(.11)	9.95	1.08		582		.51		.41		.71		1.09
Class C:
4/30/2020[6,7]	10.00	.05	.29	.34	(.06)	—	(.06)	10.28	3.44	[8]	141		1.11	[9]	1.11	[9]	1.38	[9]	1.03	[9]
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43		119		1.11		1.11		1.40		1.10
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)		120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)		155		1.13		1.13		1.43		.37
10/31/2016	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18		175		1.15		1.14		1.44		.32
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28		130		1.23		1.13		1.43		.36
Class T:
4/30/2020[6,7]	10.01	.10	.29	.39	(.11)	—	(.11)	10.29	3.94	[8,11]	—	[12]	.10	[9,11]	.10	[9,11]	.37	[9,11]	2.02	[9,11]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38	[11]	—	[12]	.10	[11]	.10	[11]	.39	[11]	2.11	[11]
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[11]		—	[12]	.10	[11]	.10	[11]	.40	[11]	1.81	[11]
10/31/2017[6,13]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89	[8,11]	—	[12]	.14	[9,11]	.14	[9,11]	.44	[9,11]	1.31	[9,11]
Class F-1:
4/30/2020[6,7]	10.01	.09	.29	.38	(.10)	—	(.10)	10.29	3.79	[8]	32		.40	[9]	.40	[9]	.67	[9]	1.74	[9]
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06		22		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)		21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09		26		.41		.41		.71		1.10
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90		27		.42		.41		.71		1.04
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.00		20		.50		.40		.70		1.11
Class F-2:
4/30/2020[6,7]	10.01	.10	.29	.39	(.11)	—	(.11)	10.29	3.92	[8]	184		.13	[9]	.13	[9]	.40	[9]	2.02	[9]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36		107		.12		.12		.41		2.09
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)		81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36		68		.15		.15		.45		1.35
10/31/2016	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18		49		.15		.14		.44		1.31
10/31/2015	9.95	.13	— [10]	.13	(.13)	—	(.13)	9.95	1.33		21		.25		.15		.45		1.34
Class F-3:
4/30/2020[6,7]	10.01	.11	.28	.39	(.11)	—	(.11)	10.29	3.97	[8]	24		.04	[9]	.04	[9]	.31	[9]	2.15	[9]
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56		9		.03		.03		.32		2.17
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)		2		.03		.03		.33		1.92
10/31/2017[6,14]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38	[8]	1		.04	[9]	.04	[9]	.34	[9]	1.40	[9]

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2020[6,7]	$10.00	$.09	$.30	$.39	$(.10)	$—	$(.10)	$10.29	3.89%[8]		$160		.41%[9]		.41%[9]		.68%[9]		1.73%[9]
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07		132		.40		.40		.69		1.81
10/31/2018	9.91	.15	(.22)	(.07)	(.15)	—	(.15)	9.69	(.76)		101		.42		.42		.72		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07		85		.43		.43		.73		1.07
10/31/2016	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97		77		.45		.43		.73		1.03
10/31/2015	9.95	.10	(.01)	.09	(.10)	—	(.10)	9.94	.93		56		.57		.47		.77		1.03
Class 529-C:
4/30/2020[6,7]	10.00	.05	.29	.34	(.06)	—	(.06)	10.28	3.40	[8]	35		1.16	[9]	1.16	[9]	1.43	[9]	.97	[9]
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27		31		1.16		1.16		1.45		1.05
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)		27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)		36		1.19		1.19		1.49		.31
10/31/2016	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10		34		1.23		1.22		1.52		.24
10/31/2015	9.95	.03	(.01)	.02	(.03)	—	(.03)	9.94	.19		25		1.32		1.22		1.52		.27
Class 529-E:
4/30/2020[6,7]	10.00	.08	.29	.37	(.09)	—	(.09)	10.28	3.67	[8]	7		.62	[9]	.62	[9]	.89	[9]	1.51	[9]
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84		6		.62		.62		.91		1.59
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)		4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.05)		4		.66		.66		.96		.84
10/31/2016	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64		3		.69		.68		.98		.78
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70		3		.79		.69		.99		.81
Class 529-T:
4/30/2020[6,7]	10.01	.10	.29	.39	(.11)	—	(.11)	10.29	3.90	[8,11]	—	[12]	.17	[9,11]	.17	[9,11]	.44	[9,11]	1.95	[9,11]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31	[11]	—	[12]	.17	[11]	.17	[11]	.46	[11]	2.04	[11]
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[11]		—	[12]	.17	[11]	.17	[11]	.47	[11]	1.74	[11]
10/31/2017[6,13]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84	[8,11]	—	[12]	.21	[9,11]	.21	[9,11]	.51	[9,11]	1.24	[9,11]
Class 529-F-1:
4/30/2020[6,7]	10.01	.10	.29	.39	(.11)	—	(.11)	10.29	3.91	[8]	32		.17	[9]	.17	[9]	.44	[9]	1.96	[9]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42		29		.17		.17		.46		2.05
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)		21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31		17		.20		.20		.50		1.30
10/31/2016	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19		14		.23		.22		.52		1.24
10/31/2015	9.95	.13	(.01)	.12	(.13)	—	(.13)	9.94	1.17		10		.32		.22		.52		1.28
Class ABLE-A:
4/30/2020[6,7]	10.01	.09	.29	.38	(.10)	—	(.10)	10.29	3.79	[8]	—	[12]	.42	[9]	.35	[9]	.62	[9]	1.78	[9]
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21		—	[12]	.40		.34		.63		1.89
10/31/2018[6,15]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14	[8,11]	—	[12]	.10	[8,11]	.08	[8,11]	.38	[8,11]	.52	[8,11]

66	American Funds Portfolio Series

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
4/30/2020[6,7]	$10.01	$.05	$.29	$.34	$(.06)	$—	$(.06)	$10.29	3.36%[8]	$—	[12]	1.21%[9]		1.21%[9]		1.48%[9]		.91%[9]
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[12]	1.18		1.18		1.47		1.02
10/31/2018	9.91	.07	(.22)	(.15)	(.07)	—	(.07)	9.69	(1.51)	—	[12]	1.15		1.15		1.45		.70
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/2016	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
10/31/2015	9.95	.04	(.01)	.03	(.04)	—	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
Class R-2:
4/30/2020[6,7]	9.98	.05	.29	.34	(.06)	—	(.06)	10.26	3.42 [8]	21		1.15	[9]	1.15	[9]	1.42	[9]	1.00	[9]
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13		1.13		1.42		1.09
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
10/31/2016	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
Class R-2E:
4/30/2020[6,7]	10.01	.07	.29	.36	(.08)	—	(.08)	10.29	3.58 [8]	1		.86	[9]	.86	[9]	1.13	[9]	1.33	[9]
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86		.86		1.15		1.37
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/2016	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69
10/31/2015	9.96	.12	(.01)	.11	(.12)	—	(.12)	9.95	1.12 [11]	—	[12]	.38	[11]	.27	[11]	.57	[11]	1.22	[11]
Class R-3:
4/30/2020[6,7]	10.00	.07	.29	.36	(.08)	—	(.08)	10.28	3.65 [8]	25		.68	[9]	.68	[9]	.95	[9]	1.47	[9]
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19		.67		.67		.96		1.54
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
10/31/2017	10.02	.08	(.08)	— [10]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/2016	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	13		.80		.70		1.00		.80
Class R-4:
4/30/2020[6,7]	10.01	.09	.29	.38	(.10)	—	(.10)	10.29	3.81 [8]	14		.36	[9]	.36	[9]	.63	[9]	1.78	[9]
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12		.37		.37		.66		1.84
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/2016	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.01	6		.48		.38		.68		1.13
Class R-5E:
4/30/2020[6,7]	10.02	.10	.29	.39	(.11)	—	(.11)	10.30	3.89 [8]	2		.19	[9]	.19	[9]	.46	[9]	1.95	[9]
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2		.18		.18		.47		2.04
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[12]	.17		.17		.47		1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[12]	.18		.11		.41		1.40
10/31/2016[6,16]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [8]	—	[12]	.28	[9]	.27	[9]	.57	[9]	1.19	[9]

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5:
4/30/2020[6,7]	$10.01	$.10	$.29	$.39	$(.11)	$—	$(.11)	$10.29	3.94%[8]	$3	.10%[9]		.10%[9]		.37%[9]		2.05%[9]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2	.09		.09		.38		2.12
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2	.08		.08		.38		1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3	.08		.08		.38		1.39
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1	.11		.10		.40		1.35
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.28	1	.20		.10		.40		1.40
Class R-6:
4/30/2020[6,7]	10.01	.11	.28	.39	(.11)	—	(.11)	10.29	3.97 [8]	29	.04	[9]	.04	[9]	.31	[9]	2.10	[9]
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23	.03		.03		.32		2.18
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13	.03		.03		.33		1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14	.04		.04		.34		1.45
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11	.06		.04		.34		1.41
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.34	7	.15		.05		.35		1.45

68	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/2020[6,7]	$9.88	$.07	$(.10)	$(.03)	$(.09)	$9.76	(.34)%[8]	$346		.39%[9]		.37%[9]		.68%[9]		1.47%[9]
10/31/2019	9.57	.17	.31	.48	(.17)	9.88	5.03	333		.38		.37		.70		1.71
10/31/2018	9.79	.16	(.22)	(.06)	(.16)	9.57	(.59)	307		.40		.39		.73		1.69
10/31/2017	9.90	.18	(.10)	.08	(.19)	9.79	.81	336		.44		.43		.77		1.89
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.08	338		.47		.44		.74		2.21
10/31/2015	9.99	.24	(.09)	.15	(.23)	9.91	1.55	223		.55		.44		.75		2.43
Class C:
4/30/2020[6,7]	9.87	.04	(.11)	(.07)	(.05)	9.75	(.69)[8]	38		1.09	[9]	1.07	[9]	1.38	[9]	.77	[9]
10/31/2019	9.56	.10	.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
10/31/2018	9.78	.10	(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12	(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
10/31/2016	9.89	.15	— [10]	.15	(.15)	9.89	1.48	64		1.17		1.14		1.44		1.51
10/31/2015	9.98	.17	(.09)	.08	(.17)	9.89	.76	51		1.25		1.14		1.45		1.73
Class T:
4/30/2020[6,7]	9.88	.09	(.11)	(.02)	(.10)	9.76	(.19)[8,11]	—	[12]	.09	[9,11]	.07	[9,11]	.38	[9,11]	1.77	[9,11]
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.34 [11]	—	[12]	.08	[11]	.07	[11]	.40	[11]	2.01	[11]
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.31)[11]	—	[12]	.11	[11]	.10	[11]	.44	[11]	1.98	[11]
10/31/2017[6,13]	9.76	.11	.04	.15	(.12)	9.79	1.50 [8,11]	—	[12]	.14	[9,11]	.12	[9,11]	.46	[9,11]	1.95	[9,11]
Class F-1:
4/30/2020[6,7]	9.88	.07	(.09)	(.02)	(.09)	9.77	(.26)[8]	5		.43	[9]	.41	[9]	.72	[9]	1.42	[9]
10/31/2019	9.57	.16	.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
10/31/2018	9.80	.16	(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
10/31/2017	9.90	.19	(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11		.43		.40		.70		2.23
10/31/2015	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5		.52		.41		.72		2.46
Class F-2:
4/30/2020[6,7]	9.88	.08	(.10)	(.02)	(.10)	9.76	(.23)[8]	63		.16	[9]	.13	[9]	.44	[9]	1.70	[9]
10/31/2019	9.57	.19	.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
10/31/2017	9.90	.21	(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
10/31/2016	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34		.18		.15		.45		2.50
10/31/2015	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24		.27		.16		.47		2.71
Class F-3:
4/30/2020[6,7]	9.88	.09	(.11)	(.02)	(.10)	9.76	(.17)[8]	10		.06	[9]	.03	[9]	.34	[9]	1.80	[9]
10/31/2019	9.57	.20	.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01
10/31/2018	9.79	.20	(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03
10/31/2017[6,14]	9.69	.15	.11	.26	(.16)	9.79	2.70 [8]	1		.03	[9]	.01	[9]	.35	[9]	2.02	[9]

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2020[6,7,8]	2019		2018		2017	2016		2015
Global Growth Portfolio	7%	3%		1%		64%	2%		2%
Growth Portfolio	7	—	[17]	—	[17]	33	—	[17]	—	[17]
Growth and Income Portfolio	4	1		—	[17]	30	—	[17]	—	[17]
Moderate Growth and Income Portfolio	5	1		—	[17]	15	—	[17]	13
Conservative Growth and Income Portfolio	7	1		2		1	8		—	[17]
Tax-Aware Conservative Growth and Income Portfolio	5	1		2		13	—	[17]	1
Preservation Portfolio	1	4		8		25	2		2
Tax-Exempt Preservation Portfolio	6	15		13		45	6		8

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and/or reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio. Additionally during the periods shown, Virginia529 waived ABLE plan service fees for Class ABLE-A shares.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class ABLE-A shares began investment operations on July 13, 2018.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

70	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	71

Global Growth Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$953.62	$1.94	.40%	$4.08	.84%
Class A – assumed 5% return	1,000.00	1,022.87	2.01	.40	4.22	.84
Class C – actual return	1,000.00	949.60	5.53	1.14	7.66	1.58
Class C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.92	1.58
Class T – actual return	1,000.00	954.70	.68	.14	2.82	.58
Class T – assumed 5% return	1,000.00	1,024.17	.70	.14	2.92	.58
Class F-1 – actual return	1,000.00	953.74	1.89	.39	4.03	.83
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.17	.83
Class F-2 – actual return	1,000.00	954.96	.63	.13	2.77	.57
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.87	.57
Class F-3 – actual return	1,000.00	955.92	.10	.02	2.24	.46
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.31	.46
Class 529-A – actual return	1,000.00	953.32	2.09	.43	4.23	.87
Class 529-A – assumed 5% return	1,000.00	1,022.73	2.16	.43	4.37	.87
Class 529-C – actual return	1,000.00	950.15	5.77	1.19	7.90	1.63
Class 529-C – assumed 5% return	1,000.00	1,018.95	5.97	1.19	8.17	1.63
Class 529-E – actual return	1,000.00	952.46	3.11	.64	5.24	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.68	3.22	.64	5.42	1.08
Class 529-T – actual return	1,000.00	954.95	.92	.19	3.06	.63
Class 529-T – assumed 5% return	1,000.00	1,023.92	.96	.19	3.17	.63
Class 529-F-1 – actual return	1,000.00	955.01	.97	.20	3.11	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,023.87	1.01	.20	3.22	.64
Class ABLE-A – actual return	1,000.00	953.95	1.85	.38	3.98	.82
Class ABLE-A – assumed 5% return	1,000.00	1,022.97	1.91	.38	4.12	.82
Class R-1 – actual return	1,000.00	950.30	5.19	1.07	7.32	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.54	5.37	1.07	7.57	1.51
Class R-2 – actual return	1,000.00	950.31	5.43	1.12	7.56	1.56
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.82	1.56
Class R-2E – actual return	1,000.00	951.29	4.03	.83	6.16	1.27
Class R-2E – assumed 5% return	1,000.00	1,020.74	4.17	.83	6.37	1.27
Class R-3 – actual return	1,000.00	951.88	3.30	.68	5.44	1.12
Class R-3 – assumed 5% return	1,000.00	1,021.48	3.42	.68	5.62	1.12
Class R-4 – actual return	1,000.00	953.61	1.75	.36	3.89	.80
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	4.02	.80
Class R-5E – actual return	1,000.00	954.53	.83	.17	2.96	.61
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	3.07	.61
Class R-5 – actual return	1,000.00	955.14	.34	.07	2.48	.51
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.56	.51
Class R-6 – actual return	1,000.00	955.70	.10	.02	2.24	.46
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	2.31	.46

72	American Funds Portfolio Series

Growth Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.15	$1.87	.38%	$3.69	.75%
Class A – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.77	.75
Class C – actual return	1,000.00	975.40	5.55	1.13	7.37	1.50
Class C – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.52	1.50
Class T – actual return	1,000.00	980.82	.64	.13	2.46	.50
Class T – assumed 5% return	1,000.00	1,024.22	.65	.13	2.51	.50
Class F-1 – actual return	1,000.00	979.58	1.92	.39	3.74	.76
Class F-1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.82	.76
Class F-2 – actual return	1,000.00	979.99	.64	.13	2.46	.50
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.51	.50
Class F-3 – actual return	1,000.00	980.93	.10	.02	1.92	.39
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.96	.39
Class 529-A – actual return	1,000.00	978.84	2.07	.42	3.89	.79
Class 529-A – assumed 5% return	1,000.00	1,022.77	2.11	.42	3.97	.79
Class 529-C – actual return	1,000.00	975.10	5.79	1.18	7.61	1.55
Class 529-C – assumed 5% return	1,000.00	1,019.00	5.92	1.18	7.77	1.55
Class 529-E – actual return	1,000.00	978.03	3.10	.63	4.92	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.02	1.00
Class 529-T – actual return	1,000.00	979.95	.89	.18	2.71	.55
Class 529-T – assumed 5% return	1,000.00	1,023.97	.91	.18	2.77	.55
Class 529-F-1 – actual return	1,000.00	980.10	.94	.19	2.76	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,023.92	.96	.19	2.82	.56
Class ABLE-A – actual return	1,000.00	979.36	1.82	.37	3.64	.74
Class ABLE-A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.72	.74
Class R-1 – actual return	1,000.00	975.46	5.45	1.11	7.27	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.57	1.11	7.42	1.48
Class R-2 – actual return	1,000.00	975.41	5.40	1.10	7.22	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.37	1.47
Class R-2E – actual return	1,000.00	976.44	4.03	.82	5.85	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.97	1.19
Class R-3 – actual return	1,000.00	977.85	3.25	.66	5.07	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.17	1.03
Class R-4 – actual return	1,000.00	979.21	1.77	.36	3.59	.73
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.67	.73
Class R-5E – actual return	1,000.00	980.26	.79	.16	2.61	.53
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.66	.53
Class R-5 – actual return	1,000.00	980.58	.30	.06	2.12	.43
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	980.98	.10	.02	1.92	.39
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.96	.39

See end of tables for footnotes.

American Funds Portfolio Series	73

Growth and Income Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$978.89	$1.77	.36%	$3.39	.69%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.47	.69
Class C – actual return	1,000.00	974.95	5.35	1.09	6.97	1.42
Class C – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.12	1.42
Class T – actual return	1,000.00	980.27	.39	.08	2.02	.41
Class T – assumed 5% return	1,000.00	1,024.47	.40	.08	2.06	.41
Class F-1 – actual return	1,000.00	978.08	1.87	.38	3.49	.71
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.57	.71
Class F-2 – actual return	1,000.00	980.06	.59	.12	2.22	.45
Class F-2 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.26	.45
Class F-3 – actual return	1,000.00	979.94	.10	.02	1.72	.35
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.76	.35
Class 529-A – actual return	1,000.00	978.71	1.92	.39	3.54	.72
Class 529-A – assumed 5% return	1,000.00	1,022.92	1.96	.39	3.62	.72
Class 529-C – actual return	1,000.00	975.32	5.60	1.14	7.22	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.19	5.72	1.14	7.37	1.47
Class 529-E – actual return	1,000.00	977.52	3.00	.61	4.62	.94
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.72	.94
Class 529-T – actual return	1,000.00	980.02	.64	.13	2.26	.46
Class 529-T – assumed 5% return	1,000.00	1,024.22	.65	.13	2.31	.46
Class 529-F-1 – actual return	1,000.00	979.29	.74	.15	2.36	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.12	.75	.15	2.41	.48
Class ABLE-A – actual return	1,000.00	978.79	1.72	.35	3.35	.68
Class ABLE-A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.42	.68
Class R-1 – actual return	1,000.00	974.98	5.40	1.10	7.02	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.52	1.10	7.17	1.43
Class R-2 – actual return	1,000.00	974.92	5.30	1.08	6.92	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.49	5.42	1.08	7.07	1.41
Class R-2E – actual return	1,000.00	975.82	4.03	.82	5.65	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.77	1.15
Class R-3 – actual return	1,000.00	976.56	3.24	.66	4.87	.99
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	4.97	.99
Class R-4 – actual return	1,000.00	978.22	1.77	.36	3.39	.69
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.47	.69
Class R-5E – actual return	1,000.00	979.21	.79	.16	2.41	.49
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.46	.49
Class R-5 – actual return	1,000.00	979.77	.34	.07	1.97	.40
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	2.01	.40
Class R-6 – actual return	1,000.00	980.65	.10	.02	1.72	.35
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.76	.35

74	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.93	$1.72	.35%	$3.30	.67%
Class A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.37	.67
Class C – actual return	1,000.00	976.69	5.26	1.07	6.83	1.39
Class C – assumed 5% return	1,000.00	1,019.54	5.37	1.07	6.97	1.39
Class T – actual return	1,000.00	981.27	.39	.08	1.97	.40
Class T – assumed 5% return	1,000.00	1,024.47	.40	.08	2.01	.40
Class F-1 – actual return	1,000.00	980.40	1.87	.38	3.45	.70
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.52	.70
Class F-2 – actual return	1,000.00	981.06	.59	.12	2.17	.44
Class F-2 – assumed 5% return	1,000.00	1,024.27	.60	.12	2.21	.44
Class F-3 – actual return	1,000.00	981.60	.05	.01	1.63	.33
Class F-3 – assumed 5% return	1,000.00	1,024.81	.05	.01	1.66	.33
Class 529-A – actual return	1,000.00	979.78	1.82	.37	3.40	.69
Class 529-A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.47	.69
Class 529-C – actual return	1,000.00	976.44	5.50	1.12	7.08	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.22	1.44
Class 529-E – actual return	1,000.00	978.61	2.95	.60	4.53	.92
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.02	.60	4.62	.92
Class 529-T – actual return	1,000.00	981.01	.64	.13	2.22	.45
Class 529-T – assumed 5% return	1,000.00	1,024.22	.65	.13	2.26	.45
Class 529-F-1 – actual return	1,000.00	981.00	.64	.13	2.22	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.26	.45
Class ABLE-A – actual return	1,000.00	980.49	1.67	.34	3.25	.66
Class ABLE-A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.32	.66
Class R-1 – actual return	1,000.00	976.27	5.50	1.12	7.08	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.62	1.12	7.22	1.44
Class R-2 – actual return	1,000.00	975.97	5.36	1.09	6.93	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	7.07	1.41
Class R-2E – actual return	1,000.00	977.39	4.03	.82	5.60	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.72	1.14
Class R-3 – actual return	1,000.00	978.87	3.25	.66	4.82	.98
Class R-3 – assumed 5% return	1,000.00	1,021.58	3.32	.66	4.92	.98
Class R-4 – actual return	1,000.00	980.46	1.77	.36	3.35	.68
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.42	.68
Class R-5E – actual return	1,000.00	981.45	.79	.16	2.36	.48
Class R-5E – assumed 5% return	1,000.00	1,024.07	.81	.16	2.41	.48
Class R-5 – actual return	1,000.00	981.37	.34	.07	1.92	.39
Class R-5 – assumed 5% return	1,000.00	1,024.52	.35	.07	1.96	.39
Class R-6 – actual return	1,000.00	981.64	.10	.02	1.68	.34
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.71	.34

See end of tables for footnotes.

American Funds Portfolio Series	75

Conservative Growth and Income Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$954.60	$1.65	.34%	$2.96	.61%
Class A – assumed 5% return	1,000.00	1,023.17	1.71	.34	3.07	.61
Class C – actual return	1,000.00	951.43	5.14	1.06	6.45	1.33
Class C – assumed 5% return	1,000.00	1,019.59	5.32	1.06	6.67	1.33
Class T – actual return	1,000.00	956.04	.24	.05	1.56	.32
Class T – assumed 5% return	1,000.00	1,024.61	.25	.05	1.61	.32
Class F-1 – actual return	1,000.00	954.41	1.85	.38	3.16	.65
Class F-1 – assumed 5% return	1,000.00	1,022.97	1.91	.38	3.27	.65
Class F-2 – actual return	1,000.00	955.67	.63	.13	1.94	.40
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.01	.40
Class F-3 – actual return	1,000.00	956.20	.10	.02	1.41	.29
Class F-3 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.46	.29
Class 529-A – actual return	1,000.00	954.43	1.80	.37	3.11	.64
Class 529-A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.22	.64
Class 529-C – actual return	1,000.00	951.20	5.43	1.12	6.74	1.39
Class 529-C – assumed 5% return	1,000.00	1,019.29	5.62	1.12	6.97	1.39
Class 529-E – actual return	1,000.00	953.39	2.87	.59	4.18	.86
Class 529-E – assumed 5% return	1,000.00	1,021.93	2.97	.59	4.32	.86
Class 529-T – actual return	1,000.00	955.75	.53	.11	1.85	.38
Class 529-T – assumed 5% return	1,000.00	1,024.32	.55	.11	1.91	.38
Class 529-F-1 – actual return	1,000.00	955.68	.58	.12	1.90	.39
Class 529-F-1 – assumed 5% return	1,000.00	1,024.27	.60	.12	1.96	.39
Class ABLE-A – actual return	1,000.00	954.52	1.60	.33	2.92	.60
Class ABLE-A – assumed 5% return	1,000.00	1,023.22	1.66	.33	3.02	.60
Class R-1 – actual return	1,000.00	950.61	5.48	1.13	6.79	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.67	1.13	7.02	1.40
Class R-2 – actual return	1,000.00	951.39	5.29	1.09	6.60	1.36
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.47	1.09	6.82	1.36
Class R-2E – actual return	1,000.00	952.36	3.98	.82	5.29	1.09
Class R-2E – assumed 5% return	1,000.00	1,020.79	4.12	.82	5.47	1.09
Class R-3 – actual return	1,000.00	952.94	3.11	.64	4.42	.91
Class R-3 – assumed 5% return	1,000.00	1,021.68	3.22	.64	4.57	.91
Class R-4 – actual return	1,000.00	954.47	1.75	.36	3.06	.63
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.17	.63
Class R-5E – actual return	1,000.00	955.41	.83	.17	2.14	.44
Class R-5E – assumed 5% return	1,000.00	1,024.02	.86	.17	2.21	.44
Class R-5 – actual return	1,000.00	956.06	.29	.06	1.60	.33
Class R-5 – assumed 5% return	1,000.00	1,024.57	.30	.06	1.66	.33
Class R-6 – actual return	1,000.00	956.25	.10	.02	1.41	.29
Class R-6 – assumed 5% return	1,000.00	1,024.76	.10	.02	1.46	.29

76	American Funds Portfolio Series

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$943.90	$1.74	.36%	$3.24	.67%
Class A – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.37	.67
Class C – actual return	1,000.00	941.49	5.12	1.06	6.61	1.37
Class C – assumed 5% return	1,000.00	1,019.59	5.32	1.06	6.87	1.37
Class T – actual return	1,000.00	945.36	.29	.06	1.79	.37
Class T – assumed 5% return	1,000.00	1,024.57	.30	.06	1.86	.37
Class F-1 – actual return	1,000.00	944.37	1.93	.40	3.43	.71
Class F-1 – assumed 5% return	1,000.00	1,022.87	2.01	.40	3.57	.71
Class F-2 – actual return	1,000.00	945.02	.68	.14	2.18	.45
Class F-2 – assumed 5% return	1,000.00	1,024.17	.70	.14	2.26	.45
Class F-3 – actual return	1,000.00	945.55	.15	.03	1.64	.34
Class F-3 – assumed 5% return	1,000.00	1,024.71	.15	.03	1.71	.34

See end of tables for footnotes.

American Funds Portfolio Series	77

Preservation Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,037.84	$2.08	.41%	$3.45	.68%
Class A – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.42	.68
Class C – actual return	1,000.00	1,034.37	5.61	1.11	6.98	1.38
Class C – assumed 5% return	1,000.00	1,019.34	5.57	1.11	6.92	1.38
Class T – actual return	1,000.00	1,039.36	.51	.10	1.88	.37
Class T – assumed 5% return	1,000.00	1,024.37	.50	.10	1.86	.37
Class F-1 – actual return	1,000.00	1,037.88	2.03	.40	3.39	.67
Class F-1 – assumed 5% return	1,000.00	1,022.87	2.01	.40	3.37	.67
Class F-2 – actual return	1,000.00	1,039.21	.66	.13	2.03	.40
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.01	.40
Class F-3 – actual return	1,000.00	1,039.73	.20	.04	1.57	.31
Class F-3 – assumed 5% return	1,000.00	1,024.66	.20	.04	1.56	.31
Class 529-A – actual return	1,000.00	1,038.88	2.08	.41	3.45	.68
Class 529-A – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.42	.68
Class 529-C – actual return	1,000.00	1,034.03	5.87	1.16	7.23	1.43
Class 529-C – assumed 5% return	1,000.00	1,019.10	5.82	1.16	7.17	1.43
Class 529-E – actual return	1,000.00	1,036.75	3.14	.62	4.51	.89
Class 529-E – assumed 5% return	1,000.00	1,021.78	3.12	.62	4.47	.89
Class 529-T – actual return	1,000.00	1,039.03	.86	.17	2.23	.44
Class 529-T – assumed 5% return	1,000.00	1,024.02	.86	.17	2.21	.44
Class 529-F-1 – actual return	1,000.00	1,039.06	.86	.17	2.23	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,024.02	.86	.17	2.21	.44
Class ABLE-A – actual return	1,000.00	1,037.86	1.77	.35	3.14	.62
Class ABLE-A – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.12	.62
Class R-1 – actual return	1,000.00	1,033.60	6.12	1.21	7.48	1.48
Class R-1 – assumed 5% return	1,000.00	1,018.85	6.07	1.21	7.42	1.48
Class R-2 – actual return	1,000.00	1,034.24	5.82	1.15	7.18	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.77	1.15	7.12	1.42
Class R-2E – actual return	1,000.00	1,035.79	4.35	.86	5.72	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.59	4.32	.86	5.67	1.13
Class R-3 – actual return	1,000.00	1,036.52	3.44	.68	4.81	.95
Class R-3 – assumed 5% return	1,000.00	1,021.48	3.42	.68	4.77	.95
Class R-4 – actual return	1,000.00	1,038.06	1.82	.36	3.19	.63
Class R-4 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.17	.63
Class R-5E – actual return	1,000.00	1,038.92	.96	.19	2.33	.46
Class R-5E – assumed 5% return	1,000.00	1,023.92	.96	.19	2.31	.46
Class R-5 – actual return	1,000.00	1,039.42	.51	.10	1.88	.37
Class R-5 – assumed 5% return	1,000.00	1,024.37	.50	.10	1.86	.37
Class R-6 – actual return	1,000.00	1,039.69	.20	.04	1.57	.31
Class R-6 – assumed 5% return	1,000.00	1,024.66	.20	.04	1.56	.31

78	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$996.60	$1.84	.37%	$3.38	.68%
Class A – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.42	.68
Class C – actual return	1,000.00	993.14	5.30	1.07	6.84	1.38
Class C – assumed 5% return	1,000.00	1,019.54	5.37	1.07	6.92	1.38
Class T – actual return	1,000.00	998.09	.35	.07	1.89	.38
Class T – assumed 5% return	1,000.00	1,024.52	.35	.07	1.91	.38
Class F-1 – actual return	1,000.00	997.41	2.04	.41	3.58	.72
Class F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41	3.62	.72
Class F-2 – actual return	1,000.00	997.73	.65	.13	2.19	.44
Class F-2 – assumed 5% return	1,000.00	1,024.22	.65	.13	2.21	.44
Class F-3 – actual return	1,000.00	998.25	.15	.03	1.69	.34
Class F-3 – assumed 5% return	1,000.00	1,024.71	.15	.03	1.71	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Portfolio Series	79

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as fund assets increase. In addition, they reviewed information regarding the

80	American Funds Portfolio Series

effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the other amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Portfolio Series	81

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

82	American Funds Portfolio Series

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American Funds Portfolio Series	83

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

84	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2020